As filed with the Securities and Exchange Commission on March 30, 2010

No. 333-138490
No. 811-21977

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 141	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940	☒

Amendment No. 142	☒

(Check appropriate box or boxes)

PowerShares Exchange-Traded Fund Trust II

(Exact Name of Registrant as Specified in Charter)

301 West Roosevelt Road

Wheaton, IL 60187

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (800) 983-0903

Andrew Schlossberg 301 West Roosevelt Road Wheaton, IL 60187 (Name and Address of Agent for Service)	With a copy to: Stuart M. Strauss Dechert LLP 1095 Avenue of the Americas New York, NY 10036

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box)

☐   immediately upon filing pursuant to paragraph (b) of Rule 485.

☐   on March 30, 2010 pursuant to paragraph (b) of Rule 485.

☒           60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐   on [date] pursuant to paragraph (a) of Rule 485.

☐   75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐   on [date] pursuant to paragraph (a) of Rule 485.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Prospectus dated March 30, 2010

PowerShares Exchange-Traded

Fund Trust II

PowerShares Aggregate Bond Portfolio (NYSE Arca, Inc. — [•])

PowerShares 1-20 Laddered Treasury Portfolio (NYSE Arca, Inc. — [•])

PowerShares 1-10 Laddered Treasury Portfolio (NYSE Arca, Inc. — [•])

PowerShares 1-5 Laddered Treasury Portfolio (NYSE Arca, Inc. — [•])

[•], 2010

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.  Shares of the Fund (“Shares”) are not guaranteed or insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other agency of the U.S. Government, nor are Shares deposits or obligations of any bank. Shares of the Fund involve investment risks, including the loss of principal.

1              Summary Information

1              PowerShares Aggregate Bond Portfolio

5              PowerShares 1-20 Laddered Treasury Portfolio

8              PowerShares 1-10 Laddered Treasury Portfolio

11            PowerShares 1-5 Laddered Treasury Portfolio

15            Additional Information About the Fund’s Strategies and Risks

21            Portfolio Holdings

21            Management of the Fund

22            How to Buy and Sell Shares

23            Frequent Purchases and Redemptions of Fund Shares

24            Dividends, Distributions and Taxes

25            Distributor

25            Net Asset Value

26            Fund Service Providers

26            Index Provider

27            Disclaimers

30            Premium/Discount Information

30            Other Information

PowerShares Aggregate Bond Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Merrill Lynch U.S. Corporate, Government & Mortgage Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[•]	%

Other Expenses(1)	[•]	%

Total Annual Fund Operating Expenses	[•]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in debt securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise the Underlying Index. The Adviser will seek to match the performance of the Underlying Index, which is a benchmark index that measures potential returns of a theoretical portfolio of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market. The debt securities included in the Fund’s portfolio will generally be investment grade debt publicly issued in the U.S., including U.S. Treasury, quasi-government, corporate, and residential mortgage pass-through securities.  The Fund does not purchase all of the securities in the Underlying Index. Instead, Invesco PowerShares Capital Management LLC (the “Adviser”) utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective. Securities included in the Underlying Index will be selected by Merrill Lynch, Pierce, Fenner & Smith, Incorporated. As of [•], 2010, the Underlying Index consisted of [•] companies with a market capitalization range of between $[•] and $[•].

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Market Risk. The prices of income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by the Fund would adversely affect the trading price of the Fund’s Shares. This “market risk” is usually greater among fixed-income securities with longer maturities or durations. The Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of fixed-income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than bonds that make regular interest payments. Because the Fund may invest in these types of fixed-income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Zero Coupon Securities. The Fund may invest in zero coupon securities. The interest earned on such securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder (such as the Fund) of a zero

2

coupon security accrue a portion of the discount at which the security was purchased as income each year even though the Fund receives no interest payments in cash on the security during the year.

Mortgage-Backed Securities Risk. Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.

Mortgage Pass-Through Securities Risk. A substantial portion of the Fund’s assets are invested in U.S. agency mortgage pass-through securities. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Underlying Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

3

Performance

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.InvescoPowerShares.com.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases, Sales and Taxes” on page 14 of the Prospectus.

4

PowerShares 1-20 Laddered Treasury Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Ryan/Mergent 1-20 Year Treasury Laddered Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[•]	%

Other Expenses(1)	[•]	%

Total Annual Fund Operating Expenses	[•]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise Underlying Index. The Underlying Index is a

5

benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 20 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Securities included in the Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC (“ALM”) and Ryan Holdings, LLC (“Ryan”) (collectively, “Ryan/Mergent” or the “Index Provider”).  As of [•], 2010, the Underlying Index consisted of [•] companies with a market capitalization range of between $[•] and $[•].

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

6

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.InvescoPowerShares.com.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases, Sales and Taxes” on page 14 of the Prospectus.

7

PowerShares 1-10 Laddered Treasury Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Ryan/Mergent 1-10 Year Treasury Laddered Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[•]	%

Other Expenses(1)	[•]	%

Total Annual Fund Operating Expenses	[•]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise Underlying Index. The Underlying Index is a

8

benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 10 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Securities included in the Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC (“ALM”) and Ryan Holdings, LLC (“Ryan”) (collectively, “Ryan/Mergent” or the “Index Provider”).  As of [•], 2010, the Underlying Index consisted of [•] companies with a market capitalization range of between $[•] and $[•].

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

9

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.InvescoPowerShares.com.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management LLC.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases, Sales and Taxes” on page 14 of the Prospectus.

10

PowerShares  1-5 Laddered Treasury Portfolio

Summary Information

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the index called the Ryan/Mergent 1-5 Year Treasury Laddered Index (the “Underlying Index”).

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund. Investors may pay brokerage commissions on their purchases and sales of Fund Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	[•]	%

Other Expenses(1)	[•]	%

Total Annual Fund Operating Expenses	[•]	%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 YEAR	3 YEARS
$	$

(1) Other Expenses are based on estimated amounts for the current fiscal year.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in U.S. Treasury securities. The Fund will normally invest at least 80% of its total assets in the securities that comprise Underlying Index. The Underlying Index is a

11

benchmark index that measures potential returns of a theoretical portfolio of U.S. Treasury securities with a yield curve based upon 5 distinct annual maturities. The Underlying Index seeks to maintain a continuous maturity laddered portfolio of securities, meaning that securities holdings are scheduled to mature in a proportional, annual sequential pattern. However, if securities with a desired maturity date are not available, a six-month deviation is allowed.  Only Treasury auctioned issues with fixed coupon rates that are non-callable are selected. Treasury inflation-protected securities, bills or zero-coupon securities are not permitted investments. The Fund does not purchase all of the securities in the Underlying Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s investment objective.  Securities included in the Underlying Index are selected by Mergent, Inc., ALM Research Solutions, LLC (“ALM”) and Ryan Holdings, LLC (“Ryan”) (collectively, “Ryan/Mergent” or the “Index Provider”).  As of [•], 2010, the Underlying Index consisted of [•] companies with a market capitalization range of between $[•] and $[•].

Concentration Policy. The Fund will invest 25% or more of the value of its total assets in securities of issuers in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries.

Principal Risks of Investing in the Fund

The following summarizes the principal risks that have been identified for the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Securities issued by the U.S. Government are subject to limited credit risk; however, securities issued by U.S. government agencies are not necessarily backed by the full faith and credit of the U.S. Government.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Fund’s net investment income.

Market Trading Risk. Risk is inherent in all investing. An investment in the Fund involves risks similar to those of investing in any fund of fixed-income securities traded on exchanges. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying Index.

General Market Risk. The Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

Sampling Risk. The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

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Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Fund’s Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Performance

The Fund has not yet commenced operations and therefore does not have a performance history.  Once available, the Fund’s performance information will be accessible on the Fund’s website at www.InvescoPowerShares.com.

Management of the Fund

Investment Adviser. Invesco PowerShares Capital Management.

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Adviser/Trust	Date Began Managing the Fund

Peter Hubbard	Vice President and Director of Portfolio Management of the Adviser; Vice President of the Trust	Since inception

Philip Fang	Vice President and Portfolio Manager of the Adviser	Since inception

Jeffrey W. Kernagis	Vice President and Portfolio Manager of the Adviser	Since inception

For important information about the purchase and sale of Fund Shares and tax information, please turn to “Summary Information About Purchases, Sales and Taxes” on page 14 of the Prospectus.

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Summary Information About Purchases, Sales and Taxes

Purchase and Sale of Fund Shares

Each Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of Shares called a “Creation Unit”) or multiples thereof (“Creation Unit Aggregations”). Except when aggregated in Creation Units, the Shares are not redeemable securities of a Fund.

Individual Shares of a Fund may only be purchased and sold in secondary market transactions through brokers. Shares of each Fund are listed for trading on NYSE Arca, Inc (“NYSE Arca” or the “Exchange”) and because Shares will trade at market prices rather than NAV, Shares of a Fund may trade at a price greater than or less than NAV.

Tax Information

Distributions from the Funds’ net investment income, including any net short-term capital gains, if any, are taxable as ordinary income. A sale of Shares may result in capital gain or loss. Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses may be limited.

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Additional Information About the Funds’ Strategies and Risks

Principal Investment Strategies

Additional information about each Fund’s Underlying Index construction is set forth below.

Merrill Lynch U.S. Corporate, Government & Mortgage Index

The Merrill Lynch U.S. Corporate, Government & Mortgage Index tracks the performance of U.S. dollar-denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, quasi-government, corporate, and residential mortgage pass-through securities. Qualifying securities must have an investment grade rating (based on an average of Moody’s, S&P and Fitch) and must have an investment grade rated country of risk (based on an average of Moody’s, S&P and Fitch foreign currency long term sovereign debt ratings).

Qualifying U.S. Treasuries must have at least a one year term remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the Underlying Index; however, original issue zero coupon bonds are included in the Underlying Index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped.

Qualifying U.S. agency, foreign government, supranational, and corporate securities must have at least a one year term remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $250 million. Original issue zero coupon bonds “global” securities (issued simultaneously in the Eurobond and U.S. domestic bond markets) and 144a securities qualify for inclusion in the Underlying Index. Perpetual and fixed-to-floating rate corporate securities also qualify, provided they are callable within the fixed rate period. Taxable and tax-exempt municipal, defaulted, and pay-in-kind securities are excluded from the Index.

Qualifying residential mortgage pass-through securities must have at least one year remaining term to final maturity, a fixed coupon schedule, and a minimum amount outstanding of at least $5 billion per generic coupon and $250 million per production year within each generic coupon. 30-year, 20-year and 15-year mortgage products are included in the Index. Balloon, mobile home, graduated payment, hybrid, and 1/4 coupon residential mortgage pass-through securities are excluded from the Underlying Index, as are collateralized mortgage obligations.

Underlying Index constituents are capitalization-weighted based on their current amount outstanding. Intra-month cash flows are reinvested daily, at the beginning-of-month 1-month Libid rate, until the end of the month at which point all cash is removed from the Underlying Index. The Underlying Index is rebalanced on the last calendar day of the month, based on information available up to and including the third business day before the last business day of the month. Issues that meet the qualifying criteria are included in the Underlying Index for the following month. Issues that no longer meet the criteria during the course of the month remain in the Underlying Index until the next month-end rebalancing at which point they are removed from the Underlying Index.

The Merrill Lynch U.S. Corporate, Government & Mortgage Index is adjusted monthly and the Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of the Merrill Lynch U.S. Corporate, Government & Mortgage Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund does not purchase all of the securities in its Underlying Index. Instead, the Adviser utilities a “sampling” methodology in seeking to achieve the Fund’s objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal

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from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

The Fund will seek to track that portion of its Underlying Index devoted to mortgage-backed securities by investing a corresponding percentage of its assets either in mortgage-backed securities included in the Underlying Index or in to-be-announced (“TBA”) transactions on mortgage-backed securities. A “TBA transaction” essentially is a purchase or sale of a pass-through security for future settlement at an agreed-upon date. The Fund intends to use TBA transactions in either of two ways. First, and more commonly, the Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a “TBA roll” the Fund generally will sell the obligation to purchase the pools of mortgage-pass through securities stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Second, and less frequently, the Fund will enter into TBA transactions and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. The Fund will accept actual delivery of mortgage pools only when the Adviser believes it is in the best interests of the Fund to do so. In determining whether to accept actual delivery of mortgage pools, the Adviser will consider all or among other things, the potential impact of such acceptance on the efficiency of the Fund’s arbitrage mechanism and the Fund’s ability to track its Underlying Index.

Ryan/Mergent 1-20 Year Treasury Laddered Index

The Ryan/Mergent 1-20 Year Treasury Laddered Index is an equally weighted index of 20 distinct annual maturities from 1-20 years. A February maturity is selected for each annual maturity. If more than one February issue is available, the most liquid issue will be selected based upon market conditions. If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. Currently, there are no bonds for the years 2032 through 2035. If there are no future Treasury securities issued that mature in 2032 through 2035, starting in the year 2012 until the year 2015, the Underlying Index will overweight Treasury securities with other maturities to create an average 2032, 2033, 2034, 2035 maturities. With that exception, all other issues will be equally weighted. As a bond matures, its proceeds will be reinvested in a 20-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 20 securities.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund does not purchase all of the securities in its Underlying Index. Instead, the Adviser utilities a “sampling” methodology in seeking to achieve the Fund’s objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Ryan/Mergent 1-10 Year Treasury Laddered Index

The Ryan/Mergent 1-10 Year Treasury Laddered Index is an equally weighted index of 10 distinct annual maturities from 1-10 years. A February maturity is selected for each annual maturity. If more than one February issue is available, the most liquid issue will be selected based upon market conditions. If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. All issues will be equally weighted. As a bond matures, its proceeds will be reinvested in a 10-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 10 securities.

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The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. The Adviser expects to utilize a “sampling” methodology in seeking its objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble its Underlying Index in terms of investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability, duration, maturity or credit ratings and yield) and liquidity measures. The Fund may or may not hold all of the securities that are included in its Underlying Index. The difference between 100% correlation and the Fund’s actual correlation with its Underlying Index is called “tracking error.” The Fund’s use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund.

Ryan/Mergent 1-5 Year Treasury Laddered Index

The Ryan/Mergent 1-5 Year Treasury Laddered Index is an equally weighted index of 5 distinct annual maturities from 1-5 years. A February maturity is selected for each annual maturity. If more than one February issue is available, the most liquid issue will be selected based upon market conditions. If no February maturity exists then the most liquid issue closest to that February maturity will be selected with a maximum deviation of six months. All issues will be equally weighted. As a bond matures, its proceeds will be reinvested in a 5-year maturity so there will be a continuous maturity “laddered” portfolio of approximately 5 securities.

The Fund, using an “indexing” investment approach, attempts to replicate, before fees and expenses, the performance of its Underlying Index. The Adviser seeks correlation over time of 0.95 or better between the Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. The Fund does not purchase all of the securities in its Underlying Index. Instead, the Adviser utilities a “sampling” methodology in seeking to achieve the Fund’s objective. Sampling means that the Adviser uses quantitative analysis to select securities from the Underlying Index universe to obtain a representative sample of securities that resemble the Underlying Index in terms of key risk factors, performance attributes and other characteristics. These include industry weightings, market capitalization and other financial characteristics of securities. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. The Adviser generally expects the Fund to hold less than the total number of securities in the Underlying Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. The Fund may sell securities that are represented in the Underlying Index in anticipation of their removal from the Underlying Index, or purchase securities not represented in the Underlying Index in anticipation of their addition to the Underlying Index.

Principal Risks of Investing in the Funds

The following provides additional information about certain of the principal risks identified under “Principal Risks of Investing in the Fund” in each Fund’s “Summary Information” section.

Non-Correlation Risk

The return of each Fund may not match the return of its Underlying Index for a number of reasons. For example, a Fund incurs operating expenses not applicable to its Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Since its Underlying Index is not subject to the diversification requirements to which a Fund must adhere, the Fund may be required to deviate its investments from the securities and relative weightings of its Underlying Index. A Fund may not invest in certain securities included in its Underlying Index due to liquidity constraints. Liquidity

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constraints may delay a Fund’s purchase or sale of securities included in its Underlying Index. For tax efficiency purposes, a Fund may sell certain securities to realize losses, causing it to deviate from its Underlying Index.

A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and expenses. If a Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return of its Underlying Index as would be the case if it purchased all of the securities in its Underlying Index with the same weightings as its Underlying Index.

Market Risk

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by a Fund would adversely affect the trading price of that Fund’s Shares. This “market risk” is usually greater among fixed-income securities with longer maturities or durations. These Funds will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities.

Fixed-Income Securities Risk

Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Index Tracking Risk

The Adviser seeks correlation over time of 0.95 or better between each Fund’s performance and the performance of its Underlying Index; a figure of 1.00 would represent perfect correlation. A Fund’s use of a representative sampling indexing strategy can be expected to result in greater tracking error than if the Fund used a replication indexing strategy. “Replication” is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index. A Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, a Fund incurs a number of operating expenses not applicable to the Underlying Index and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. A Fund’s use of a representative sampling approach may cause the Fund to not be as well correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of a Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions. A Fund may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions and pay expenses. The need to comply with the diversification and other requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) may also impact a Fund’s ability to replicate the performance of the Underlying Index.

Foreign Investment Risk

Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility, the availability of less reliable financial information, higher transactional costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. securities, and therefore, not all material information regarding these issuers will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact the Fund’s ability to invest in foreign securities or may prevent the Fund from repatriating its investments. In addition, the Fund

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may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Mortgage-Backed Securities Risk

Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates. Investments in mortgage-backed securities are made based upon, among other things, expectations regarding the rate of prepayments on underlying mortgage pools. Rates of prepayment, faster or slower than expected by the Adviser, could reduce the Fund’s yield, increase the volatility of the Fund and/or cause a decline in net asset value. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.

Mortgage Pass-Through Securities Risk

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, the Fund seeks to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount, and price. The actual pools delivered generally are determined two days prior to settlement date. The Fund intends to use TBA transactions in several ways. For example, each Fund expects that it will regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” each Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, each Fund may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, each Fund will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The Fund’s use of “TBA rolls” may cause the Fund to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Funds.

The Fund intends to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. The Fund will assume its pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.

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Additional Investment Strategies

Each Fund will invest at least 80% of its total assets in securities that comprise it respective Underlying Index.  However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in it Underlying Index as a whole. There may also be instances in which the Adviser may choose to overweight another security in its Underlying Index, purchase securities not in it Underlying Index which the Adviser believes are appropriate to substitute for certain securities in its Underlying Index or utilize various combinations of other available investment techniques, in seeking to track its Underlying Index. The Fund may sell securities that are represented in its Underlying Index in anticipation of their removal from Underlying Index or purchase securities not represented in its Underlying Index in anticipation of their addition to the Underlying Index.

Each Fund may invest its remaining assets in municipal securities not included in its Underlying Index, in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the 1940 Act, or exemptions therefrom), convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular security or securities index), and in swaps, options and futures contracts. Swaps, options and futures contracts (and convertible securities and structured notes) may be used by the Funds in seeking performance that corresponds to its Underlying Index and in managing cash flows. Each Fund will not invest in money market instruments as part of a temporary defensive strategy to protect against potential securities market declines. The Adviser anticipates that it may take approximately three business days (i.e., each day that NYSE is open) for additions and deletions to each Fund’s Underlying Indexes to be reflected in the portfolio composition of the Fund.

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Statement of Additional Information (“SAI”) under “Investment Restrictions and Policies.”

Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Additional Risks of Investing in the Fund

The following provides additional risk information regarding investing in the Funds.

Derivatives Risk

Derivatives involve risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. For example, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with the underlying indicator. Derivative transactions can create investment leverage, may be highly volatile and a Fund could lose more than the amount it invests. Many derivative transactions are entered into OTC (not on an exchange or contract market); as a result, the value of such a derivative transaction will depend on the ability and the willingness of a Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, a Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). A liquid secondary market may not always exist for a Fund’s derivative positions at any time.

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Trading Issues

Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.

Shares May Trade at Prices Different than NAV

The NAV of a Fund’s Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on NYSE Arca. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time.

In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Tax-Advantaged Structure of ETFs

Unlike interests in conventional mutual funds, which are typically only bought and sold at closing NAVs, the Funds’ Shares are traded throughout the day on a national securities exchange. The Shares have been designed to be tradable in the secondary market on a national securities exchange on an intra-day basis, and to be created and redeemed principally in cash. These in-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the portfolio of each Fund that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders because of the mutual fund’s need to sell portfolio securities to obtain cash to meet fund redemptions. These sales may generate taxable gains for the shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for a Fund or its ongoing shareholders.

Portfolio Holdings

A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI.

Management of the Funds

Invesco PowerShares Capital Management LLC is a registered investment adviser with its offices at 301 West Roosevelt Road, Wheaton, Illinois 60187. Invesco PowerShares Capital Management LLC serves as the investment adviser to the Trust, the PowerShares India Exchange-Traded Fund Trust, PowerShares Actively Managed Exchange-Traded Fund Trust and PowerShares Exchange-Traded Fund Trust, a family of exchange-traded funds, with combined assets under management of more than $14.8 billion as of January 31, 2010. The Trust is currently comprised of 43 exchange-traded funds.

Invesco PowerShares Capital Management LLC has overall responsibility as the Funds’ investment adviser for the selection and ongoing monitoring of the Funds’ investments, managing the Funds’ business affairs and providing certain clerical, bookkeeping and other administrative services.

The Adviser uses a team of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s extensive resources.

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Portfolio Managers

Peter Hubbard, Vice President of the Trust, oversees all research, portfolio management and trading operations of each Fund. In this capacity, Mr. Hubbard oversees a team of portfolio managers (with Mr. Hubbard, the “Portfolio Managers”) who are responsible for the day-to-day management of the Fund. Mr. Hubbard receives management assistance from Phil Fang and Jeffrey W. Kernagis. Each Portfolio Manager is responsible for various functions related to portfolio management, including investing cash flows, coordinating with other team members to focus on certain asset classes, implementing investment strategy and researching and reviewing investment strategy. Each Portfolio Manager has appropriate limitations on his authority for risk management and compliance purposes.

Peter Hubbard is a Vice President and Director of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Hubbard has served as portfolio manager for other PowerShares Funds since 2007. Mr. Hubbard was a Research Analyst for the Adviser from May 2005 to June 2007. Mr. Hubbard has been a Portfolio Manager of the Adviser since June 2007. Prior to joining the Adviser in 2005, Mr. Hubbard was employed by Ritchie Capital, a hedge fund operator, where he was a Research Analyst and Trader from September 2003 to May 2005.

Philip Fang is a Portfolio Manager of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Fang has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Fang was a portfolio manager and Executive Vice President at Lord Abbett & Co. from 1992 to 2007.

Jeffrey W. Kernagis is a Vice President of Portfolio Management of the Adviser and has been one of the Portfolio Managers primarily responsible for the day-to-day management of each Fund since its inception. Mr. Kernagis has served as portfolio manager for other PowerShares Funds since 2007. Prior to joining the Adviser in 2007, Mr. Kernagis was a Portfolio Manager at Claymore Securities, Inc. from October 2005 to September 2007. Prior to that, Mr. Kernagis was a Senior Trader at Mid-States Corporate Federal Credit Union from January 2004 to October 2005 and a Vice President of Institutional Futures Sales at ABN Amro, Inc. from March 1994 to February 2003.

The Portfolio Managers may serve as a Portfolio Manager for one or more of the PowerShares ETFs.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation structure, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Trust.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing service for the Funds.

A discussion regarding the Board’s basis for approving the Investment Advisory Agreement with respect to each Fund will be available in the semi-annual report to shareholders for the period ended April 30, 2010.

How to Buy and Sell Shares

Most investors will buy and sell Shares of the Funds in the secondary market transactions through brokers. Shares of each Fund are listed for trading on the secondary market on NYSE Arca.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots” at no per-share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Funds’ Shares trade on NYSE Arca under the following symbols:

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Fund	Symbol

PowerShares Aggregate Bond Portfolio

PowerShares 1-20 Laddered Treasury Portfolio

PowerShares 1-10 Laddered Treasury Portfolio

PowerShares 1-5 Laddered Treasury Portfolio

Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholders may tender their Shares for redemption directly to each Fund, at NAV per Share only in Creation Unit Aggregations.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” form.

Fund Share Trading Prices

The trading prices of Shares of each Fund on NYSE Arca may differ from the Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

The approximate value of Shares of each Fund will be disseminated every 15 seconds. This approximate value should not be viewed as a “real-time” update of the NAV per Share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares and the Funds do not make any warranty as to the accuracy.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of market timing activities by the Funds’ shareholders. The Board noted that a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by authorized participants (“APs”) and that the vast majority of trading in the Funds’ Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Funds’ trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Funds, to the extent effected in-kind (i.e., for securities), such trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that such trades could result in dilution to a Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Funds’ Shares trade at or close to NAV. The Adviser will monitor trades by APs for patterns of or abusive trading and the Funds reserve the right to not accept orders from APs that the Adviser has determined may be disruptive to the management of a Fund, or otherwise not in a Fund’s best interests. The Funds also employ fair valuation pricing to minimize potential dilution from market

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timing. In addition, each Fund imposes both fixed and variable transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by a Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Funds’ Shares.

Dividends, Distributions and Taxes

Ordinarily, dividends from net investment income, if any, are declared and paid monthly for each Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

•                  Your Fund makes distributions,

•                  You sell your Shares listed on the Exchange, and

•                  You purchase or redeem Creation Units.

Taxes on Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid monthly. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund’s income and net short-term capital gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Long-term capital gains of non-corporate taxpayers are generally taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these taxable years, some ordinary dividends declared and paid by a Fund to non-corporate shareholders may qualify for taxation at the reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% in 2011, and all dividends will be taxed at ordinary income rates.

Distributions in excess of a Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares, and as capital gain thereafter. A distribution will reduce a Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, each Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number.

Taxes on Exchange-Listed Share Sales

Currently, any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been

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held for one year or less. The ability to deduct capital losses may be limited. Any loss on the sale of Shares held for six months or less may be disallowed to the extent of any exempt interest dividends with respect to such Shares.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges equity securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time and the exchanger’s aggregate basis in the securities surrendered and the Cash Component paid. An AP who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The IRS, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as a short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price.

Distributor

Invesco Aim Distributors, Inc. (the “Distributor”) serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in Shares. The Distributor is an affiliate of the Adviser.

Net Asset Value

The Bank of New York Mellon (formerly known as The Bank of New York) (“BNYM”) calculates the Fund’s NAV at the close of regular trading (normally 4:00 p.m., Eastern time) every day NYSE is open, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. The Trust’s portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant.

Common stocks and other equity securities are valued at the last sales price that day. Securities regularly traded in an OTC market are valued at the latest quoted sale price in such market, or in the case of the NASDAQ, at the NASDAQ official closing price. Money market securities maturing in 60 days or less will be valued at amortized cost.

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When price quotes are not readily available for other Fund investments, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

Fund Service Providers

BNYM, 101 Barclay Street, New York, New York 10286, is the administrator, custodian and fund accounting and transfer agent for each Fund.

Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, serves as legal counsel to the Funds.

[•], [•], serves as the Funds’ independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of each Fund.

Index Providers

Mergent® is a registered trademark of Mergent, Inc.; Ryan is a trade name of Ryan Holdings, LLC; and each has been licensed for use by the Adviser. Mergent, Inc., ALM Research Solutions, LLC and Ryan Holdings, LLC, collectively are the Index Provider for PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. The PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio are not sponsored, endorsed, sold or promoted by Mergent, ALM or Ryan. Mergent, ALM and Ryan make no representation or warranty, express or implied, to the shareholders of the PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally, in the Underlying Index particularly or the ability of any data supplied by Mergent, ALM or Ryan to track general stock market performance. Mergent, ALM and Ryan’s only relationship to the Adviser is the licensing of certain trademarks and trade names of Mergent, ALM or Ryan, and of the data supplied by Mergent, ALM or Ryan, which is determined, composed and calculated by Mergent, ALM or Ryan without regard to PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio or its common shares. Mergent, ALM and Ryan have no obligation to take the needs of PowerShares or the shareholders of the PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio into consideration when determining, composing or calculating the data supplied by Mergent, ALM or Ryan. Mergent, ALM and Ryan are not responsible for and have not participated in the determination of the prices of the Shares of the PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio or the timing of the issuance or sale of such shares. Mergent, ALM or Ryan have no obligation or liability in connection with the administration, marketing or trading of the PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio or its common shares. The PowerShares 1-20 Laddered Treasury Portfolio, the PowerShares 1-10 Laddered Treasury Portfolio and the PowerShares 1-5 Laddered Treasury Portfolio are entitled to use its Underlying Index pursuant to a sublicensing agreement with the Adviser.

No entity that creates, compiles, sponsors or maintains an Underlying Index is or will be an affiliated person, as defined in Section 2(a)(3) of the 1940 Act, or an affiliated person of an affiliated person, of the Trust, the Adviser, the Distributor or a promoter of a Fund.

Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) is the Index Provider for PowerShares Aggregate Bond Portfolio. Merrill Lynch is not affiliated with the Trust, the Adviser or the Distributor. The Adviser has entered into a license agreement with Merrill Lynch to use the Fund’s Underlying Index.

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Disclaimers

The Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index are trademarks of Ryan/Mergent and have been licensed for use for certain purposes by the Adviser. The Merrill Lynch U.S. Corporate, Government & Mortgage Index is a trademark of Merrill Lynch and has been licensed for use for certain purposes by the Adviser. Set forth below is a list of each Fund and its Underlying Index:

Fund	Underlying Index

PowerShares Aggregate Bond Portfolio	Merrill Lynch U.S. Corporate, Government & Mortgage Index

PowerShares 1-20 Laddered Treasury Portfolio	Ryan/Mergent 1-20 Year Treasury Laddered Index

PowerShares 1-10 Laddered Treasury Portfolio	Ryan/Mergent 1-10 Year Treasury Laddered Index

PowerShares 1-5 Laddered Treasury Portfolio	Ryan/Mergent 1-5 Year Treasury Laddered Index

The PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio is not sponsored, endorsed, sold or promoted by Ryan/Mergent, and Ryan/Mergent does not make any representation regarding the advisability of investing in Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio.

Ryan/Mergent makes no representation or warranty, express or implied, to the owners of Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio or any member of the public regarding the advisability of investing in securities generally or in Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio particularly. Ryan/Mergent’s only relationship to the Distributor, the Adviser or the Trust is the licensing of certain Ryan/Mergent trademarks and trade names of Ryan/Mergent and Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index which is composed by Ryan/Mergent without regard to the Distributor, the Adviser or the Trust. [•] acts as the exchange on which the Shares are traded.

The Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index are selected and calculated without regard to the Distributor, the Adviser, the Trust or any holders of Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. Ryan/Mergent has no obligation to take the needs of the Distributor, the Adviser, the Trust or the owners of Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio into consideration when determining, composing or calculating the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index. Ryan/Mergent is not responsible for and has not participated in the determination of the prices and amount of Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio or the timing of the issuance or sale of Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio or in the determination of any financial calculations relating thereto. Ryan/Mergent has no obligation or liability in connection with the administration of the Trust, or marketing of the Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. Ryan/Mergent does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein, and Ryan/Mergent shall have no liability for any errors, omissions, or interruptions therein. Ryan/Mergent makes no warranty, express or implied, as to results to be obtained by the Distributor, the Adviser, the Trust or owners of Shares of PowerShares 1-20 Laddered Treasury

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Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, or any other person or entity, from the use of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein. Ryan/Mergent makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio and the Trust or the Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio. Without limiting any of the foregoing, in no event shall Ryan/Mergent have any liability for any special, punitive, indirect, or consequential damages (including lost profits) resulting from the use of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, the Trust or the Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, even if notified of the possibility of such damages. The Adviser does not guarantee the accuracy and/or the completeness of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, owners of the Shares of PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio or any other person or entity from the use of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Year Treasury Laddered Index and Ryan/Mergent 1-5 Year Treasury Laddered Index, even if notified of the possibility of such damages.

MERGENT, ALM AND RYAN DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF ANY DATA SUPPLIED BY THEM OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF POWERSHARES 1-20 LADDERED TREASURY PORTFOLIO, POWERSHARES 1-10 LADDERED TREASURY PORTFOLIO AND POWERSHARES 1-5 LADDERED TREASURY PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. MERGENT, ALM AND RYAN MAKE NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DATA SUPPLIED BY MERGENT, ALM OR RYAN OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERGENT, ALM OR RYAN HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The Merrill Lynch U.S. Corporate, Government & Mortgage Index (the “Underlying Merrill Lynch Index”) is not sponsored, endorsed, sold or promoted by Merrill Lynch and Merrill Lynch does not make any representation regarding the advisability of investing in Shares of such Funds.

There is no relationship between Merrill Lynch and the Distributor, the Adviser or the Trust other than a license by Merrill Lynch to the Adviser of certain marks, trademarks and tradenames and the Underlying Merrill Lynch Indexes, for use by the Adviser. Such trademarks, tradenames and Underlying Indexes have been created and developed by Merrill Lynch without regard to the Distributor, Adviser, the Trust, their businesses, the Underlying Indexes and/or any prospective investor.

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“Merrill Lynch” and “The Merrill Lynch U.S. Corporate, Government & Mortgage Index” are reprinted with permission. ©Copyright 2010 Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved. “Merrill Lynch” and “The Merrill Lynch U.S. Corporate, Government & Mortgage Index” are service marks of Merrill Lynch and have been licensed for use for certain purposes by the Adviser. PowerShares Aggregate Bond Portfolio is based on The Merrill Lynch U.S. Corporate, Government & Mortgage Index and is not sponsored, endorsed, sold or promoted by Merrill Lynch. Merrill Lynch, as Index Provider for PowerShares Aggregate Bond Portfolio, makes no representation, express or implied, regarding the advisability of investing in PowerShares Aggregate Bond Portfolio and does not guarantee the quality, accuracy or completeness of the Underlying Merrill Lynch Index or any Index-related data included herein or derived therefrom and assumes no liability in connection with its use. As the Index Provider, Merrill Lynch is licensing certain trademarks, the Underlying Merrill Lynch Index and trade names, which are composed by Merrill Lynch without regard to PowerShares, the Trust, PowerShares Aggregate Bond Portfolio or any investor.

The PowerShares Aggregate Bond Portfolio (and their Shares) are not sponsored, endorsed, sold or promoted by Merrill Lynch, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Index. The Underlying Merrill Lynch Index is the exclusive property of Merrill Lynch. “The Merrill Lynch U.S. Corporate, Government & Mortgage Index” is a service mark of Merrill Lynch and has been licensed for use for certain purposes by the Adviser. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Indexes makes any representation or warranty, express or implied, to the owners of PowerShares Aggregate Bond Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Aggregate Bond Portfolio particularly or the ability of the Underlying Merrill Lynch Index to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Underlying Merrill Lynch Index, which is determined, composed and calculated by Merrill Lynch without regard to the Adviser, the sponsor of PowerShares Aggregate Bond Portfolio or the owners of PowerShares Aggregate Bond Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Index is responsible for or has participated in the determination of the timing of, prices at or quantities of the Shares of PowerShares Aggregate Bond Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Aggregate Bond Portfolio are to be redeemable for cash. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Underlying Merrill Lynch Index has any obligation or liability in connection with the administration, marketing or trading of Underlying Merrill Lynch Index.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY INVESCO POWERSHARES CAPITAL MANAGEMENT LLC, POWERSHARES EXCHANGE-TRADED FUND TRUST II, OWNERS OF POWERSHARES BUILD AMERICA BOND PORTFOLIO, POWERSHARES INSURED CALIFORNIA MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NATIONAL MUNICIPAL BOND PORTFOLIO, POWERSHARES INSURED NEW YORK MUNICIPAL BOND PORTFOLIO OR POWERSHARES PREFERRED PORTFOLIO OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES MAKES ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING MERRILL LYNCH INDEXES OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE UNDERLYING MERRILL LYNCH INDEXES HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL,

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CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND INVESCO POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote these products without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

The Adviser does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein, and the Adviser shall have no liability for any errors, omissions, or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the Underlying Indexes or any data included therein. The Adviser makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Indexes or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Indexes, even if notified of the possibility of such damages.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters can be found at www.InvescoPowerShares.com.

Other Information

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Funds. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in Section 12(d)(1) subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust on behalf of the Fund.

Continuous Offering

The method by which Creation Unit Aggregations of Fund’s Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by the Funds on an ongoing basis, a “distribution,” as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent Shares and sells such Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such

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transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on NYSE Arca is satisfied by the fact that the prospectus is available at NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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For More Information

For more detailed information on the Trust, the Funds and the Shares, you may request a copy of the Funds’ SAI. The SAI provides detailed information about the Funds and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus. Additional information about the Funds’ investments is also available in the Funds’ Annual and Semi-Annual Reports to Shareholders, as applicable. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. If you have questions about the Funds, Shares or you wish to obtain the SAI or Annual and/or Semi-Annual Report, when available, free of charge, or to make Shareholder inquiries, please:

Call:	Invesco Aim Distributors, Inc. at 1-800-983-0903 Monday through Friday 8:00 a.m. to 5:00 p.m. Central Time

Write:	PowerShares Exchange-Traded Fund Trust II c/o Invesco Aim Distributors, Inc. 11 Greenway Plaza, Suite 100 Houston, Texas 77046-1173

Visit:	Visit: www.InvescoPowerShares.com

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. 20549, and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:

publicinfo@sec.gov

or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

No person is authorized to give any information or to make any representations about the Fund and its Shares not contained in this Prospectus, and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

The Trust’s registration number under the 1940 Act is 811-21977

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The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion

Preliminary Statement of Additional Information dated March 30, 2010

Investment Company Act File No. 811-21977

PowerShares Exchange-Traded Fund Trust II

STATEMENT OF ADDITIONAL INFORMATION

Dated [•], 2010

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectuses dated [•], 2010 for PowerShares Exchange-Traded Fund Trust II (the “Trust”) relating to the series of the Trust listed below, as they may be revised from time to time.

Fund	Principal U.S. Listing Exchange	Ticker

PowerShares Aggregate Bond Portfolio	NYSE Arca, Inc.

PowerShares 1-20 Laddered Treasury Portfolio	NYSE Arca, Inc.

PowerShares 1-10 Laddered Treasury Portfolio	NYSE Arca, Inc.

PowerShares 1-5 Laddered Treasury Portfolio	NYSE Arca, Inc.

Capitalized terms used herein that are not defined have the same meaning as in the Prospectuses, unless otherwise noted. Copies of the Prospectuses may be obtained without charge by writing to the Trust’s Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or by calling toll free (800) 983-0903.

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS	1

EXCHANGE LISTING AND TRADING	1

INVESTMENT RESTRICTIONS AND POLICIES	2

INVESTMENT POLICIES AND RISKS	4

MANAGEMENT	11

BROKERAGE TRANSACTIONS	20

ADDITIONAL INFORMATION CONCERNING THE TRUST	20

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS	24

TAXES	32

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS	34

DETERMINATION OF NAV	35

DIVIDENDS AND DISTRIBUTIONS	36

MISCELLANEOUS INFORMATION	36

GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

The Trust was organized as a Massachusetts business trust on October 10, 2006 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of 48 portfolios. This SAI relates to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio (each a “Fund” and, together, the “Funds” ). All of the Funds are “non-diversified” and, as such, the Funds’ investments are not required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares” or “Fund Shares.”

The other 44 funds of the Trust, PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Build America Bond Portfolio, PowerShares CEF Income Composite Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Corporate Bond Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio, PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio, PowerShares S&P SmallCap Materials Portfolio and PowerShares S&P SmallCap Utilities Portfolio, are included in six separate prospectuses.

The Funds are managed by Invesco PowerShares Capital Management LLC (the “Adviser”).

The Funds’ Shares are listed on NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Fund Shares trade on the Exchange at market prices that may be below, at or above NAV. The Funds issue and sell Shares at net asset value (“NAV”) only in aggregations of a specified number of Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), generally in exchange for a basket of securities included in the relevant Underlying Indices (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”).

All Funds reserve the right to offer a “cash” option for creations and redemptions of Fund Shares. Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 115% of the market value of the missing Deposit Securities. See the “Creation and Redemption of Creation Unit Aggregations” section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.

EXCHANGE LISTING AND TRADING

There can be no assurance that the requirements of the [•] necessary to maintain the listing of Shares of each Fund will continue to be met. The [•] may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of the Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of the [•], makes further dealings on the [•] inadvisable. The [•] will remove the Shares of a Fund from listing and trading upon termination of such Fund.

As in the case of other stocks traded on the Exchange, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.

INVESTMENT RESTRICTIONS AND POLICIES

Investment Objective

The investment objective of PowerShares Aggregate Bond Portfolio is to seek investment results that correspond generally to the price and yield (before fees and expenses) of the index called the Merrill Lynch U.S. Corporate, Government & Mortgage Index (the “Underlying Index”).

The investment objective of PowerShares 1-20 Laddered Treasury Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the index called the Ryan/Mergent 1-20 Year Treasury Laddered Index (the “Underlying Index”).

The investment objective of PowerShares 1-10 Laddered Treasury Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the index called the Ryan/Mergent 1-10 Year Treasury Laddered Index (the “Underlying Index”).

The investment objective of PowerShares 1-5 Laddered Treasury Portfolio is to seek investment results that correspond (before fees and expenses) generally to the price and yield of the index called the Ryan/Mergent 1-5 Year Treasury Laddered Index (the “Underlying Index”).

Investment Restrictions

The Board of Trustees of the Trust (the “Board”) has adopted as fundamental policies the Funds’ respective investment restrictions numbered (1) through (7) below. Each Fund, as a fundamental policy, may not:

(1)           Invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the underlying index that the Fund replicates concentrates in an industry or group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

(2)           Borrow money, except that the Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) up to 10% of its total assets and (ii) make other investments or engage in other transactions permissible under the 1940 Act that may involve a borrowing, provided that the combination of (i) and (ii) shall not exceed 331/3% of the value of the Fund’s total assets (including the amount borrowed), less the Fund’s liabilities (other than borrowings).

(3)           Act as an underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

(4)           Make loans to other persons, except through (i) the purchase of debt securities permissible under the Fund’s investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 331/3% of the value of the Fund’s total assets.

(5)           Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund (i) from purchasing or selling options, futures contracts or other derivative instruments, or (ii) from investing in securities or other instruments backed by physical commodities).

(6)           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

(7)           Issue senior securities, except as permitted under the 1940 Act.

Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets, or the sale of a security out of the portfolio, will not constitute a violation of that restriction. With respect to restriction (2), in the event that a Fund’s borrowings at any time exceed 331/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings) due to subsequent changes in the value of the Fund’s assets or otherwise, within three business days, the Fund will take corrective action to reduce the amount of its borrowings to an extent that such borrowings will not exceed 331/3% of the value of the Fund’s total assets (including the amount borrowed) less the Fund’s liabilities (other than borrowings).

The foregoing fundamental investment policies cannot be changed as to the Fund without approval by holders of a “majority of the Fund’s outstanding voting securities.” As defined in the 1940 Act, this means the vote of (i) 67% or more of the Fund’s Shares present at a meeting, if the holders of more than 50% of the Fund’s Shares are present or represented by proxy, or (ii) more than 50% of the Fund’s Shares, whichever is less.

In addition to the foregoing fundamental investment policies, each Fund is also subject to the following nonfundamental restrictions and policies, which may be changed by the Board without shareholder approval. Each Fund may not:

(1)           Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short at no added cost, and provided that transactions in options, futures contracts, options on futures contracts or other derivative instruments are not deemed to constitute selling securities short.

(2)           Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts or other derivative instruments shall not constitute purchasing securities on margin.

(3)           Purchase securities of open-end or closed-end investment companies except in compliance with the 1940 Act, although the Fund may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

(4)           Invest in direct interests in oil, gas or other mineral exploration programs or leases; however, the Fund may invest in the securities of issuers that engage in these activities.

(5)           Invest in illiquid securities if, as a result of such investment, more than 15% of the Fund’s net assets would be invested in illiquid securities.

The investment objective of each of the Funds is a non-fundamental policy that can be changed by the Board without approval by shareholders.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in the Funds is contained in the “Summary Information—Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Strategies and Risks—Risks of Investing in the Funds” sections of the Funds’ Prospectuses. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectuses.

An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fund Shares). Securities are susceptible to general securities market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers’ change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

An investment in each Fund should also be made with an understanding that the Fund will not be able to replicate exactly the performance of its Underlying Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities and other Fund expenses, whereas such transaction costs and expenses are not included in the calculation of its Underlying Index. In addition, the Funds’ use of a representative sampling approach may cause it to not be as well correlated with the return of its respective Underlying Index as would be the case if the Fund purchased all of the securities in its respective Underlying Index in the proportions represented in such Underlying Index. It is also possible that, for short periods of time, a Fund may not fully replicate the performance of its Underlying Index due to the temporary unavailability of certain Underlying Index securities in the secondary market or due to other extraordinary circumstances. Such events are unlikely to continue for an extended period of time because the Fund is required to correct such imbalances by means of adjusting the composition of the securities. It is also possible that the composition of a Fund may not exactly replicate the composition of its respective Underlying Index if the Fund has to adjust its portfolio holdings in order to continue to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

The Fund is not actively managed, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the securities held by the Fund unless the securities of such issuer are removed from its Underlying Index.

Correlation and Tracking Error. Correlation measures the degree of association between the returns of a Fund and its Underlying Index. Each Fund seeks a correlation over time of 0.95 or better between the Fund’s performance and the performance of the Underlying Index; a figure of 1.00 would indicate perfect correlation. Correlation is calculated at each Fund’s fiscal year-end by comparing the Fund’s average monthly total returns, before fees and expenses, to the Underlying Index’s average monthly total returns over the prior one-year period or since inception if the Fund has been in existence for less than one year. Another means of evaluating the degree of correlation between the returns of a Fund and its Underlying Index is to assess the “tracking error” between the two. Tracking error means the variation between each Fund’s annual return and the return of its Underlying Index, expressed in terms of standard deviation. Each Fund seeks to have a tracking error of less than 5%, measured on a daily basis over a one-year period by taking the standard deviation of the difference in the Fund’s returns versus the Underlying Index’s returns.

Bonds. The PowerShares Aggregate Bond Portfolio invests in bonds. A bond is an interest-bearing security issued by a company, governmental unit or, in some cases, a non-U.S. entity. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. Most bonds bear interest income at a “coupon” rate that is fixed for the life of the bond. The value of a fixed-rate bond usually rises when market interest rates fall, and falls when market interest rates rise. Accordingly, a fixed-rate bond’s yield (income as a percent of the bond’s current value) may differ from its coupon rate as its value rises or falls. Other types of bonds bear income at an interest rate that is adjusted periodically. Because of their adjustable interest rates, the value of “floating-rate” or “variable-rate” bonds fluctuates much less in response to market interest rate movements than the value of fixed-rate bonds. Each Fund may treat some of these bonds as having a shorter maturity for purposes of calculating the weighted average maturity of its investment portfolio. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated obligations. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (backed by specified collateral).

Corporate Bonds. The PowerShares Aggregate Bond Portfolio may invest in investment grade corporate bonds. The investment return of corporate bonds reflects interest on the security and changes in the market value of the security. The market value of a corporate bond may be affected by the credit rating of the corporation, the corporation’s performance and perceptions of the corporation in the market place. There is a risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument.

The PowerShares Aggregate Bond Portfolio may invest, to a limited extent, in high yield debt securities.  Investing in high yield debt securities involves risks that are greater than the risks of investing in higher quality debt securities. These risks include: (i) changes in credit status, including weaker overall credit conditions of issuers and risks of default; (ii) industry, market and economic risk; and (iii) greater price variability and credit risks of certain high yield securities such as zero coupon and payment-in-kind securities. While these risks provide the opportunity for maximizing return over time, they may result in greater volatility of the value of the Fund than a fund that invests in higher-rated securities.

Furthermore, the value of high yield securities may be more susceptible to real or perceived adverse economic, company or industry conditions than is the case for higher quality securities. The market values of certain of these lower-rated and unrated debt securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities which react primarily to fluctuations in the general level of interest rates, and tend to be more sensitive to economic conditions than are higher-rated securities. Adverse market, credit or economic conditions could make it difficult at certain times to sell certain high yield securities held by the Fund.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the Fund could sell a high yield security, and could adversely affect the daily net asset value per share of the Fund. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because there is less reliable, objective data available. However, any Fund that may invest in high yield securities intends to invest primarily in high yield securities that the Adviser believes have greater liquidity than the broader high yield securities market as a whole.

The use of credit ratings as a principal method of selecting high yield securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

Privately Issued Securities. The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to the Fund.

Ratings. An investment grade rating means the security or issuer is rated investment-grade by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Ltd. or another nationally recognized statistical rating organization, or is unrated but considered to be of equivalent quality by the Adviser. Bonds rated Baa by Moody’s or BBB by S&P or above are considered “investment grade” securities; bonds rated Baa are considered medium grade obligations which lack outstanding investment characteristics and have speculative characteristics; and bonds rated BBB are regarded as having adequate capacity to pay principal and interest.

U.S. Government Obligations. Certain Funds may invest in various types of U.S. government obligations. U.S. government obligations are a type of bond and include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and Government National Mortgage Association, certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with Federal National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal Home Loan Bank notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

U.S. Registered Securities of Foreign Issuers. The PowerShares Aggregate Bond Portfolio may invest in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national entities. Investing in U.S. registered, dollar-denominated, investment grade bonds issued by non-U.S. issuers involves some risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability that could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Loans of Portfolio Securities. Certain Funds may lend their investment securities to approved borrowers. Any gain or loss on the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. These loans cannot exceed 331/3% of each Fund’s total assets.

Approved borrowers are brokers, dealers, domestic and foreign banks, or other financial institutions that meet credit or other requirements as established by, and subject to the review of, the Trust’s Board, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the 1940 Act and the rules and regulations thereunder or interpretations of the Securities and Exchange Commission (“SEC”), which require that (a) the borrowers pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government having a value at all times of not less than 102% of the value of the securities loaned (on a “mark-to-market” basis); (b) the loan be made subject to termination by the Fund at any time; and (c) the Fund receives reasonable interest on the loan. From time to time, a Fund may return a part of the interest earned from the investment of collateral received from securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a finder.

Repurchase Agreements. Each Fund may enter into repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the understanding that they will be repurchased by the seller at a fixed price on an agreed date. These agreements may be made with respect to any of the portfolio securities in which the Fund is authorized to invest. Repurchase agreements may be characterized as loans secured by the underlying securities. Each Fund may enter into repurchase agreements with (i) member banks of the Federal Reserve System having total assets in excess of $500 million and (ii) securities dealers (“Qualified Institutions”). The Adviser will monitor the continued creditworthiness of Qualified Institutions.

The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities, as a result of its bankruptcy or otherwise, a Fund will seek to dispose of such securities, which action could involve costs or delays. If the seller becomes insolvent and subject to liquidation or reorganization under applicable bankruptcy or other laws, a Fund’s ability to dispose of the underlying securities may be restricted. Finally, it is possible that a Fund may not be able to substantiate its interest in the underlying securities. To minimize this risk, the securities underlying the repurchase agreement will be held by the custodian at all times in an amount at least equal to the repurchase price, including accrued interest. If the seller fails to repurchase the securities, a Fund may suffer a loss to the extent proceeds from the sale of the underlying securities are less than the repurchase price.

The resale price reflects the purchase price plus an agreed upon market rate of interest. The collateral is marked-to-market daily.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of return on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when the Adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund’s assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Mortgage Pass-Through Securities Risk. A significant portion of the Underlying Index of the PowerShares Aggregate Bond Portfolio represents the U.S. agency mortgage pass-through segment of the U.S. investment grade bond market. Therefore, a substantial portion of the Fund’s assets are invested to seek exposure to U.S. agency mortgage pass-through securities included in such indexes. The term “U.S. agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association, the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. In the basic mortgage pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a “pool” consisting of multiple mortgage loans. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. The portion of the Merrill Lynch U.S. Corporate, Government & Mortgage Index representing the mortgage pass-through segment of the U.S. investment grade bond market is comprised of multiple pools of mortgage pass-through securities.

An investment in a specific pool of pass-through securities requires an analysis of the specific prepayment risk of mortgages within the covered pool (since mortgagors typically have the option to prepay their loans). The level of prepayments on a pool of mortgage securities is difficult to predict and can impact the subsequent cash flows, value and yield of the mortgage pool. In addition, when trading specific mortgage pools, precise execution, delivery and settlement arrangements must be negotiated for each transaction. These factors combine to make trading in mortgage pools somewhat cumbersome. For these and other reasons, certain Underlying ETFs seek to obtain exposure to U.S. agency mortgage pass-through securities primarily through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities, and not to a separate type of mortgage-backed security. Most transactions in mortgage pass-through securities occur through the use of TBA transactions. TBA transactions generally are conducted in accordance with widely-accepted guidelines which establish commonly observed terms and conditions for execution, settlement and delivery. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, par amount and price. The actual pools delivered generally are determined two days prior to settlement date. Certain Underlying ETFs intend to use TBA transactions in several ways. For example, certain Underlying ETFs expect to regularly enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll,” Underlying ETFs generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. In addition, the Underlying ETF may enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Default by or bankruptcy of a counterparty to a TBA transaction would expose an Underlying ETF, and therefore the Fund, to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, Underlying ETFs will enter into TBA transactions only with established counterparties (such as major broker-dealers) and the Adviser will monitor the creditworthiness of such counterparties. The use of “TBA rolls” may cause an 12 Underlying ETF to experience higher portfolio turnover, higher transaction costs and to pay higher capital gain distributions to shareholders (which may be taxable) than the other Underlying ETFs.

Certain Underlying ETFs intend to invest cash pending settlement of any TBA transactions in money market instruments, repurchase agreements or other high-quality, liquid short-term instruments, including money market funds affiliated with the Adviser. Such Underlying ETFs will assume their pro rata share of fees and expenses of any money market fund that it may invest in, in addition to its own fees and expenses.

Money Market Instruments. Each Fund may invest a portion of its assets in high quality money market instruments on an ongoing basis to provide liquidity. The instruments in which each Fund may invest include: (i) short term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase “Prime 1” by Moody’s or “A-1+” or “A-1” by S&P, or, if unrated, of comparable quality as determined by the Adviser; (iv) repurchase agreements; and (v) money market mutual funds. CDs are short term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Investment Companies. Each Fund may invest in the securities of other investment companies (including money market funds). Under the 1940 Act, each Fund’s investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets of investment companies in the aggregate.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Derivatives Risk. The value of “derivatives”—so-called because their value “derives” from the value of an underlying asset (including an underlying security), reference rate or index—may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Derivatives may be used to create synthetic exposure to an underlying asset or to hedge a portfolio risk. If a Fund or an Underlying ETF uses derivatives to “hedge” a portfolio risk, it is possible that the hedge may not succeed. This may happen for various reasons, including unexpected changes in the value of the rest of a Fund’s portfolio or the portfolio of an Underlying ETF. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with a Fund or an underlying fund.

Leverage Risk. The use of derivatives may give rise to a form of leverage. Leverage may cause a Fund’s portfolio to be more volatile than if the portfolio had not been leveraged because leverage can exaggerate the effect of any increase or decrease in the value of securities held by a Fund or an Underlying ETF.

Futures and Options. Each Fund may enter into futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on an exchange. Each Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the 13 “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. Each Fund may enter into futures contracts to purchase security indices when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing call options on equity securities or indices is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

Each Fund may purchase and write put and call options on futures contracts as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, there is no guarantee that a liquid market will exist for a futures contract at a specified time.

Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the future and the movement in an Underlying Index. In the event of adverse price movements, each Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, each Fund may be required to deliver the instruments underlying futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. Each Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. Each Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Funds involves the risk of imperfect or even negative correlation to an Underlying Index if the index underlying the futures contract differs from the Underlying Index.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option; however, this risk is substantially minimized because (a) of the regulatory requirement that the broker has to “segregate” customer funds from its corporate funds, and (b) in the case of regulated exchanges in the United States, the clearing corporation stands behind the broker to make good losses in such a situation. The purchase of put or call options could be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect and a part or all of the premium paid therefore could be lost.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. The Commodity Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities, including registered investment companies, and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the investment company claims an exclusion from regulation as a commodity pool operator. Each Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act (the “CEA”). Therefore, each Fund is not subject to the registration and regulatory requirements of the CEA. There are no limitations on the extent to which each Fund may engage in non-hedging transactions involving futures and options thereon, except as set forth in the Funds’ Prospectuses and this SAI.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate each Fund’s existing position in the contract. Swap Agreements.

Swap agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party (the “Counterparty”) based on the change in market value or level of a specified rate, index or asset. In return, the Counterparty agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, each Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of each Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that each Fund is contractually obligated to make. Swap agreements are also subject to the risk that the 15 swap counterparty will default on its obligations. If such a default were to occur, each Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect a Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive). Each Fund, however, intends to utilize swaps in a manner designed to limit its risk exposure to levels comparable to direct investments in stocks.

MANAGEMENT

The general supervision of the duties performed by the Adviser for the Funds under the investment advisory agreement (the “Investment Advisory Agreement”) is the responsibility of the Board. The Trust currently has seven Trustees. Five Trustees have no affiliation or business connection with the Adviser or any of its affiliated persons and do not own any stock or other securities issued by the Adviser. These are the “non-interested” or “independent” Trustees (“Independent Trustees”). The other two Trustees (the “Management Trustees”) are affiliated with the Adviser.

The Independent Trustees of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex (defined below) overseen by each Independent Trustee and other directorships, if any, held by the Trustee are shown below. The Fund Complex includes all open- and closed-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser that is an affiliated person of the Adviser. As of the date of this SAI, the Fund Complex consists of the Trust and three other exchange-traded fund trusts advised by the Adviser (collectively, the “Fund Family”), as well as other portfolios advised by an affiliated person of the Adviser.

				Number of
				Portfolios in
				Fund	Other
		Term of		Complex	Directorships
	Position(s)	Office and		Overseen by	Held by
Name, Address and Age	Held	Length of	Principal Occupation(s)	Independent	Independent
of Independent Trustees	with Trust	Time Served*	During Past 5 Years	Trustees	Trustees

Ronn R. Bagge (52) YQA Capital Management LLC 1755 S. Naperville Rd., Suite 100 Wheaton, IL 60187	Trustee	Since 2007	Founder and Principal, YQA Capital Management LLC (1998-Present); formerly Owner/CEO of Electronic Dynamic Balancing Co., Inc. (high-speed rotating equipment service provider)	116	None

Todd J. Barre (52) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2010	Vice President and Senior Investment Strategist (2001-2008), Director of Open Architecture and Trading (2007-2008), Head of Fundamental Research (2004-2007) and Vice President and Senior Fixed Income Strategist (1994-2001), BMO Financial Group/Harris Private Bank	116	None

Marc M. Kole (49) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chief Financial Officer, Hope Network (social services) (2008-Present); formerly Assistant Vice President and Controller, Priority Health (health insurance) (2005-2008); Senior Vice President of Finance, United Healthcare (2004-2005); Senior Vice President of Finance, Oxford Health Plans (2000-2004)	116	None

Philip M. Nussbaum (48)	Trustee	Since 2007	Chairman, Performance Trust	116	None

c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187

Capital Partners (formerly Betzold, Berg, Nussbaum & Heitman, Inc.) (2004-Present); formerly Managing Director, Communication Institute (2002-2003); Executive Vice President of Finance, Betzold, Berg, Nussbaum & Heitman, Inc. (1994-1999)

Donald H. Wilson (50) c/o Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Trustee	Since 2007	Chairman and Chief Executive Officer, Stone Pillar Advisers, Ltd. (2010-Present); formerly, Chief Operating Officer, AMCORE Financial, Inc. (bank holding company) (2007-2009); formerly Executive Vice President and Chief Financial Officer, AMCORE Financial, Inc. (2006-2007); Senior Vice President and Treasurer, Marshall & Ilsley Corp. (bank holding company) (1995-2006)	116	None

*                 This is the period for which the Trustee began serving the Trust. Each Trustee serves an indefinite term, until his successor is elected.

The Management Trustees and the executive officers of the Trust, their term of office and length of time served, their principal business occupations during the past five years, the number of portfolios in the Fund Complex overseen by the Management Trustees and the other directorships, if any, held by the Management Trustees, are shown below.

Number of
Portfolios in
				Fund	Other
		Term of		Complex	Directorships
	Position(s)	Office and		Overseen by	Held by
Name, Address and Age	Held	Length of	Principal Occupation(s)	Management	Management
of Management Trustees	with Trust	Time Served*	During Past 5 Years	Trustees	Trustees

H. Bruce Bond (46) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chairman of the Board and Trustee	Since 2006	Chairman, Invesco Power-Shares Capital Management LLC (2009-Present); formerly, Managing Director, Invesco PowerShares Capital Management LLC (2002-2009); Manager, Nuveen Investments (1998-2002)	116	None

Kevin M. Carome (53) Invesco Ltd. Two Peachtree Pointe 1555 Peachtree St., N.E., Suite 1800 Atlanta, GA 30309	Trustee	Since 2010	Senior Managing Director and General Counsel, Invesco Ltd. (2006-Present); formerly, Senior Vice President and General Counsel, Invesco Aim Advisors, Inc. (2003-2005); Senior Vice President and General Counsel, Liberty Financial Companies, Inc. (2000-2001); General Counsel of certain investment management subsidiaries of Liberty Financial Companies, Inc. (1998-2000); Associate General Counsel, Liberty Financial Companies, Inc. (1993-1998); Associate, Ropes & Gray LLP	116	None

Position(s)
Name, Address and Age	Held	Length of
of Executive Officer	with Trust	Time Served*	Principal Occupation(s) During Past 5 Years

Andrew Schlossberg (35) Invesco Aim Management Group, Inc. 11 Greenway Plaza Suite 100 Houston, Texas 77046	President	Since 2009

Managing Director, U.S. head of business strategy and chief marketing officer for Invesco Ltd. in the United States (2008-Present); formerly, Mr. Schlossberg served in multiple roles within Invesco, including head of corporate development, as well as global leadership roles in strategy and product development in the company’s North American Institutional and Retirement divisions (2002-2007)

Bruce T. Duncan (55) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Financial Officer, Treasurer and Secretary	Chief Financial Officer and Treasurer since 2007; Secretary since 2008

Senior Vice President of Finance, Invesco PowerShares Capital Management LLC (2005-Present); formerly Private Practice Attorney (2000-2005); Vice President of Investor Relations, The ServiceMaster Company (1994-2000); Vice President of Taxes, The ServiceMaster Company (1990-2000)

Benjamin Fulton (48) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Executive Vice President—Global Product Development, Invesco PowerShares Capital Management LLC (2005-Present); formerly, principal of Clermont Consulting, a consulting firm focused on the creation and development of retail investment products (2003-2005); President and a founding partner of Claymore Securities, a financial services firm in the Chicago land area (2001-2003); Managing Director of Structured Investments at Nuveen Investments (1998-2001)

Peter Hubbard (28) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Vice President	Since 2009

Vice President and Director of Portfolio Management—Invesco PowerShares Capital Management LLC (2008-Present); formerly, Research Analyst, Invesco PowerShares Capital Management LLC (2005-2007); Research Analyst and Trader, Ritchie Capital, a hedge fund operator (2003-2005).

David Warren (52) Invesco Trimark Ltd. 5140 Yonge Street Suite 900 Toronto, Ontario M2N 6X7	Vice President	Since 2009

Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. and Chief Administrative Officer, North American Retail, Invesco Ltd (2007-Present); formerly, Director, Executive Vice President and Chief Financial Officer, Invesco Trimark Ltd. (2000-2006)

Todd Spillane (51) Invesco PowerShares Capital Management LLC 301 West Roosevelt Road Wheaton, IL 60187	Chief Compliance Officer	Since 2007

Senior Vice President, Invesco Aim Management Group, Inc.; Chief Compliance Officer, The AIM Family of Funds®, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser) and Invesco Senior Secured Management, Inc. (registered investment adviser); Chief Compliance Officer and Senior Vice President, Invesco Advisers (formerly Invesco Institutional, (N.A.), Inc.-registered investment adviser) and Vice President, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.; formerly: Chief Compliance Officer, Invesco Global Asset Management (N.A.), Inc. — registered investment adviser) and Invesco Advisers, Inc. (formerly Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company.

*                 This is the period for which the Trustee/Officer began serving the Trust. Each Trustee/Officer serves an indefinite term, until his successor is elected.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in each Fund (As of December 31, 2009)	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Fund Family (As of December 31, 2009)

Ronn R. Bagge	None	None

Todd J. Barre	None	None

Marc M. Kole	None	None

Philip M. Nussbaum	None	None

Donald H. Wilson	None	None

H. Bruce Bond	None	None

Kevin M. Carome	None	None

As of the date of this SAI, as to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in an investment adviser or principal underwriter of the Funds, or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with an investment adviser or principal underwriter of the Funds.

The trusts in the Fund Family pay each Independent Trustee an annual retainer of $195,000 for their service as Trustee (the “Retainer”). Effective May 1, 2009, the Retainer is allocated half pro rata among all of the funds in the Fund Family and the other half is allocated among all of the funds in the Fund Family based on average net assets. Prior to May 1, 2009, the Trust and the PowerShares Exchange-Traded Fund Trust (the “Initial Trust”) paid $155,000 of the Retainer, half of which was allocated pro rata between the funds of the Trust and the Initial Trust, and the other half of which was allocated between the funds of the Trust and the funds of the Initial Trust based on average net assets. The other trusts in the Fund Family paid the remaining $40,000 of the Retainer. Each committee chair receives an additional fee of $10,000 per year, allocated in the same manner as the Retainer. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred in attending Board and committee meetings.

The Trust has a deferred compensation plan (the “DC Plan”), which allows each Independent Trustee to defer payment of all, or a portion, of the fees the Trustee receives for serving on the Board throughout the year. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one to five of the funds of the Initial Trust or the Trust that are offered as investment options under the DC Plan. At the Trustee’s election, distributions are either in one lump sum payment, or in the form of equal annual installments over a period of years designated by the Trustee. The rights of an eligible Trustee and the beneficiaries to the amounts held under the DC Plan are unsecured and such amounts are subject to the claims of the creditors of the Funds. The Independent Trustees are not eligible for any pension or profit sharing plan.

During the fiscal year ended October 31, 2009, the Board of the Trust held six meetings.

The Board has an Audit Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Audit Committee. The Audit Committee has the responsibility, among other things, to:  (i) approve and recommend to the Board the selection of the Trust’s independent registered public accounting firm, (ii) review the scope of the independent registered public accounting firm’s audit activity, (iii) review the audited financial statements and (iv) review with such independent registered public accounting firm the adequacy and the effectiveness of the Trust’s internal controls. During the fiscal year ended October 31, 2009, the Audit Committee held five meetings.

The Board also has a Nominating and Governance Committee. Messrs. Bagge, Barre, Kole, Nussbaum and Wilson currently serve as members of the Nominating and Governance Committee. The Nominating and Governance Committee has the responsibility, among other things, to identify and recommend individuals for Board membership, and evaluate candidates for Board membership. The Board will consider recommendations for trustees from shareholders. Nominations from shareholders should be in writing and sent to the Secretary of the Trust to the attention of the Chairman of the Nominating and Governance Committee as described below under the caption “Shareholder Communications.” During the fiscal year ended October 31, 2009, the Nominating and Governance Committee held four meetings.

The following sets forth the estimated compensation that is contemplated to be paid to the Trustees for the Trust’s fiscal year ending October 31, 2010.

	Aggregate	Pension or Retirement
	Compensation From	Benefits accrued as part of	Total Compensation
Name of Trustee	Trust	Fund Expenses	From Fund Complex(1)

Ronn R. Bagge	$55,710	N/A	$205,000

Todd J. Barre	$52,767	N/A	$195,000

Marc M. Kole	$55,710	N/A	$205,000

Philip M. Nussbaum	$52,767	N/A	$195,000

Donald H. Wilson	$52,767	N/A	$195,000

H. Bruce Bond	N/A	N/A	N/A

Kevin M. Carome	N/A	N/A	N/A

(1)                                  The amounts shown in this column represent the aggregate compensation paid by all of the series of the trusts in the Fund Family as of October 31, 2009 before deferral by the Trustees under the DC Plan. As of October 31, 2009, the values of the deferral accounts for Messrs. Bagge and Nussbaum pursuant to the DC Plan were $39,144 and $395,746, respectively.

As of the date of this SAI, the trustees and officers of the Trust, as a group, owned less than 1% of each Fund’s outstanding shares.

Shareholder Communications. Shareholders may send communications to the Trust’s Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Investment Adviser. The Adviser provides investment tools and portfolios for advisers and investors. The Adviser is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

The Adviser acts as investment adviser for, and manages the investment and reinvestment of, the assets of the Funds. The Adviser also administers the Trust’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

Portfolio Managers. The Adviser uses a team of portfolio managers (the “Portfolio Managers”), investment strategists and other investment specialists. This team approach brings together many disciplines and leverages the Adviser’s resources. Peter Hubbard oversees all research, portfolio management and trading operations of the

Adviser. In this capacity, he oversees the team of the Portfolio Managers responsible for the day-to-day management of the funds. Mr. Hubbard receives management assistance from Philip Fang and Jeffrey W. Kernagis.

As of March 31, 2010, in addition to [•] Funds of the Trust, Mr. Hubbard managed [•] portfolios with a total of approximately $[•] in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] in assets.

As of March 31, 2010, in addition to nine Funds of the Trust, Mr. Fang managed [•] portfolios with a total of approximately $[•] in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] in assets.

As of March 31, 2010, in addition to [•] Funds of the Trust, Mr. Kernagis managed [•] portfolios with a total of approximately $[•] in assets, no other pooled investment vehicles and [•] exchange-traded funds traded in Europe with approximately $[•] in assets.

Although the funds that are managed by the Portfolio Managers may have different investment strategies, each has a portfolio objective of replicating its Underlying Index. The Adviser does not believe that management of the different funds presents a material conflict of interest for the Portfolio Managers or the Adviser.

The Portfolio Managers are compensated with a fixed salary amount by the Adviser. The Portfolio Managers are eligible, along with other senior employees of the Adviser, to participate in a year-end discretionary bonus pool. The Compensation Committee of the Adviser will review management bonuses and, depending upon the size, the bonuses may be approved in advance by the Compensation Committee. There is no policy regarding, or agreement with, the Portfolio Managers or any other senior executive of the Adviser to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the Portfolio Managers. As of the date of this SAI, Messrs. Hubbard, Fang and Kernagis did not own any securities of the Funds.

Investment Advisory Agreement. Pursuant to the Investment Advisory Agreement, the Adviser is responsible for all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. For services to each Fund, each Fund has agreed to pay the Adviser an annual unitary management fee equal to a [•]% of its average daily net assets set forth in the chart below (the “Advisory Fee”).

Fund	Advisory Fee

PowerShares Aggregate Bond Portfolio

PowerShares 1-20 Laddered Treasury Portfolio

PowerShares 1-10 Laddered Treasury Portfolio

PowerShares 1-5 Laddered Treasury Portfolio

The Adviser has overall responsibility for the general management and administration of the Trust. The Adviser provides an investment program for the Funds and manages the investment of the Funds’ assets.

Under the Investment Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Investment Advisory Agreement continues in effect only if approved annually by the Board, including a majority of the Independent Trustees. The Investment Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty as to a Fund by the Board, including a majority of the Independent Trustees, or by vote of the holders of a majority of the Fund’s outstanding voting securities on 60 days’ written notice to the Adviser, or by the Adviser on 60 days’ written notice to the Fund.

Invesco PowerShares Capital Management LLC, organized February 7, 2003, is located at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Invesco Ltd. is the parent company of Invesco PowerShares Capital Management LLC and is located at Two Peachtree Pointe, 1555 Peachtree Street, N.E., Atlanta, Georgia 30309.

Administrator. The Bank of New York Mellon (“BNYM” or the “Administrator”) serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286. BNYM serves as administrator for the Trust pursuant to an administrative services agreement (the “Administrative Services Agreement”). Under the Administrative Services Agreement, BNYM is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. BNYM will generally assist in all aspects of the Trust’s and the Funds’ operations, including supply and maintain office facilities (which may be in BNYM’s own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.

As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee. Effective June 1, 2009, a fee reduction of approximately $1.2 million per year over a five-year period will be applied to all domestic Invesco accounts, including the Trust and the other trusts in the Fund Family that are serviced by BNYM. The portion of such fee reduction in the amount of $912,000 will be allocated to the Trust and the other trusts in the Fund Family that are serviced by BNYM for the calendar year ended December 31, 2009. The fee reduction amounts for the remaining years may vary.

Custodian, Transfer Agent and Fund Accounting Agent. BNYM (the “Custodian” or “Transfer Agent”), located at 101 Barclay Street, New York, New York 10286, also serves as custodian for the Funds pursuant to a custodian agreement (the “Custodian Agreement”). As custodian, BNYM holds the Funds’ assets, calculates the NAV of the Shares and calculates net income and realized capital gains or losses. BNYM also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. Further, BNYM serves as Fund accounting agent pursuant to the fund accounting agreement (the “Fund Accounting Agreement”). As compensation for the foregoing services, BNYM receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid annually by the Adviser from the Advisory Fee.

Distributor. Invesco Aim Distributors, Inc. (the “Distributor”) is the distributor of the Funds’ Shares. Its principal address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The Distributor has entered into a distribution agreement (the “Distribution Agreement”) with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by each Fund through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading “Creation and Redemption of Creation Unit Aggregations.”

Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distribution Agreement for the Funds provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days’ written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers (“Soliciting Dealers”) who will solicit purchases of Creation Unit Aggregations of Fund Shares. Such Soliciting Dealers may also be Participating Parties (as defined in “Procedures for Creation of Creation Unit Aggregations” below) and DTC Participants (as defined in “DTC Acts as Securities Depository” below).

Index Providers. Set forth below is a list of each Fund and the Underlying Index upon which it is based.

Fund	Underlying Index

PowerShares Aggregate Bond Portfolio	Merrill Lynch U.S. Corporate, Government & Mortgage Index

PowerShares 1-20 Laddered Treasury Portfolio	Ryan/Mergent 1-20 Year Treasury Laddered Index

PowerShares 1-10 Laddered Treasury Portfolio	Ryan/Mergent 1-10 Year Treasury Laddered Index

PowerShares 1-5 Laddered Treasury Portfolio	Ryan/Mergent 1-5 Year Treasury Laddered Index

The Ryan/Mergent 1-20 Year Treasury Laddered Index, Ryan/Mergent 1-10 Laddered Index and Ryan/Mergent 1-5 Laddered Index (collectively the “Ryan/Mergent Indexes”) are compiled by Mergent Inc.®, ALM Research Solutions, LLC and Ryan Holdings, LLC (collectively, “Ryan/Mergent”). The Merrill Lynch U.S. Corporate, Government & Mortgage Index (the “Merrill Lynch Index”) is compiled by BofA Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”).

Ryan/Mergent is not affiliated with PowerShares 1-20 Laddered Treasury Portfolio, 1-10 Laddered Treasury Portfolio, 1-5 Laddered Treasury Portfolio (collectively, the “Laddered Portfolios”) or with the Adviser. The Laddered Portfolios are entitled to use its Underlying Index pursuant to a sub-licensing arrangement with the Adviser, which in turn has a licensing agreement with Ryan/Mergent. The Laddered Portfolios reimburse the Adviser for the licensing fee payable to Ryan/Mergent.

The only relationship that Ryan/Mergent has with the Adviser or Distributor of the Laddered Portfolios in connection with the Laddered Portfolios is that Ryan/Mergent has licensed certain of its intellectual property, including the determination of the component securities of the Underlying Index and the name of the Underlying Index; and the Exchange lists the Shares of the Laddered Portfolios pursuant to a listing agreement with the Trust. The Underlying Index is selected and calculated without regard to the Adviser, Distributor or owners of the Laddered Portfolios. Ryan/Mergent has no obligation to take the specific needs of the Adviser, Distributor or owners of the Laddered Portfolios into consideration in the determination and calculation of the Underlying Index. Ryan/Mergent is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Laddered Portfolios or in the determination or calculation of the asset value of the Laddered Portfolios. Ryan/Mergent has no obligation or liability in connection with the administration, marketing or trading of the Laddered Portfolios.

RYAN/MERGENT SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE LADDERED PORTFOLIOS OR THE UNDERLYING INDEX. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE LADDERED PORTFOLIOS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. RYAN/MERGENT MAKES NO WARRANTY, EXPRESS OR IMPLIED, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE LADDERED PORTFOLIOS OR TO THE UNDERLYING INDEX OR TO ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL RYAN/MERGENT HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE LADDERED

PORTFOLIOS, THE UNDERLYING INDEX, EVEN IF RYAN/MERGENT IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Merrill Lynch is not affiliated with PowerShares Aggregate Bond Portfolio or with the Adviser. Each Fund is entitled to use the Merrill Lynch Index in accordance with a sub-licensing agreement entered into with the Adviser pursuant to which the Adviser is sub-licensing the use of certain Indexes and marks to the Fund at no cost. The Adviser has a licensing agreement with Merrill Lynch.

The only relationships that Merrill Lynch has with the Adviser or Distributor of PowerShares Aggregate Bond Portfolio in connection with the Funds are that Merrill Lynch has licensed certain of their intellectual property, including the determination of the component securities of the Merrill Lynch Index and the name of the Underlying Indexes. The Merrill Lynch Index is selected and calculated without regard to the Adviser, Distributor or owners of the Funds. Merrill Lynch has no obligation to take the specific needs of the Adviser, Distributor or owners of the Funds into consideration in the determination and calculation of the Merrill Lynch Index. Merrill Lynch is not responsible for and have not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. Merrill Lynch has no obligation or liability in connection with the administration, marketing or trading of the Funds.

MERRILL LYNCH SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS RELATED TO THE FUNDS OR THE MERRILL LYNCH INDEX. MERRILL LYNCH MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, DISTRIBUTOR OR OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF THE MERRILL LYNCH INDEX, TRADING BASED ON THE MERRILL LYNCH INDEX, ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE FUNDS, OR FOR ANY OTHER USE. MERRILL LYNCH EXPRESSLY DISCLAIMS ALL WARRANTIES AND CONDITIONS OF MERCHANTABILITY, TITLE OR FITNESS FOR A PARTICULAR PURPOSE OR USE, WITH RESPECT TO THE FUNDS OR TO THE MERRILL LYNCH INDEX OR TO ANY DATA INCLUDED THEREIN EXCEPT AS SET FORTH IN THE RESPECTIVE LICENSE AGREEMENTS WITH THE ADVISER. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) IN CONNECTION WITH THE FUNDS, THE MERRILL LYNCH INDEX, EVEN IF MERRILL LYNCH IS NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The PowerShares Aggregate Bond Portfolio is not sponsored, endorsed, sold or promoted by Merrill Lynch, any affiliate of Merrill Lynch or any other party involved in, or related to, making or compiling the Merrill Lynch Index. The Merrill Lynch Index is the exclusive property of Merrill Lynch. “The Merrill Lynch U.S. Corporate, Government & Mortgage Index” is a service mark of Merrill Lynch and has been licensed for use for certain purposes by PowerShares Capital Management LLC. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Index makes any representation or warranty, express or implied, to the owners of PowerShares Aggregate Bond Portfolio or any member of the public regarding the advisability of investing in securities generally or in PowerShares Aggregate Bond Portfolio particularly or the ability of the Merrill Lynch Index to track the corresponding market performance. Merrill Lynch is the licensor of certain trademarks, trade names and service marks of Merrill Lynch and of the Merrill Lynch Index, which are determined, composed and calculated by Merrill Lynch without regard to PowerShares Capital Management LLC, the sponsor of PowerShares Aggregate Bond Portfolio or the owners of PowerShares Aggregate Bond Portfolio. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Index is responsible for or has participated in the determination of the timing of, prices at, or quantities of the shares of PowerShares Aggregate Bond Portfolio to be issued or in the determination or calculation of the equation by which Shares in PowerShares Aggregate Bond Portfolio are to be redeemed. Neither Merrill Lynch, any affiliate of Merrill Lynch nor any other party involved in, or related to, making or compiling the Merrill Lynch Index has any obligation or liability in connection with the administration, marketing or trading of the shares of PowerShares Aggregate Bond Portfolio.

NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEX WARRANTS OR GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE MERRILL LYNCH INDEX

OR ANY DATA INCLUDED THEREIN AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEX MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY POWERSHARES AGGREGATE BOND PORTFOLIO, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MERRILL LYNCH INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH NOR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEX MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MERRILL LYNCH INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MERRILL LYNCH, ANY AFFILIATE OF MERRILL LYNCH OR ANY OTHER PARTY INVOLVED IN, OR RELATED TO, MAKING OR COMPILING THE MERRILL LYNCH INDEX HAVE ANY LIABILITY FOR DIRECT, INDIRECT, PUNITIVE, SPECIAL, CONSEQUENTIAL OR ANY OTHER DAMAGES OR LOSSES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN MERRILL LYNCH AND POWERSHARES CAPITAL MANAGEMENT LLC.

No purchaser, seller or holder of this security, or any other person or entity, should use or refer to any Merrill Lynch trade name, trademark or service mark to sponsor, endorse, market or promote this product without first contacting Merrill Lynch to determine whether Merrill Lynch’s permission is required. Under no circumstances may any person or entity claim any affiliation with Merrill Lynch without the written permission of Merrill Lynch.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Adviser relies upon its experience and knowledge regarding commissions generally charged by various brokers. The sale of Fund Shares by a broker-dealer is not a factor in the selection of broker-dealers.

In seeking to implement the Trust’s policies, the Adviser effects transactions with those brokers-dealers that the Adviser believes provide the most favorable prices and are capable of providing efficient executions. The Adviser and its affiliates do not currently participate in soft dollar transactions.

The Adviser assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities by the Funds and one or more other investment companies or clients supervised by the Adviser are considered at or about the same time, transactions in such securities are allocated among the Fund, the several investment companies and clients in a manner deemed equitable to all by the Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price.

ADDITIONAL INFORMATION CONCERNING THE TRUST

The Trust is an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust on October 10, 2006 pursuant to a Declaration of Trust (the “Declaration”).

The Trust is authorized to issue an unlimited number of shares in one or more series or “funds.” The Trust currently is comprised of 48 funds. The Board has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges, and terminate any series without shareholder approval.

Each Share issued by a Fund has a pro rata interest in the assets of the Fund. Fund Shares have no preemptive, exchange, subscription or conversion rights except as may be determined by the Trustees and are freely transferable. Each Share of a Fund is entitled to participate equally in dividends and distributions declared by the Board with respect to the Fund, and in the net distributable assets of the Fund on liquidation.

Shareholders are entitled to vote on any matter as required by the 1940 Act or other applicable laws but otherwise the Trustees are permitted to take any action without seeking the consent of shareholders. The Trustees may, without shareholder approval, amend the Declaration in any respect or authorize the merger or consolidation of the Trust or any Fund into another trust or entity, reorganize the Trust, or the Fund into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the Trust or the Fund to another entity, or a series or class of another entity, or terminate the Trust or the Fund.

A Fund is not required to hold an annual meeting of shareholders, but the Fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the Declaration.

Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds, including the Funds, of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular fund, and, if a matter affects a particular fund differently from other funds, the shares of that fund will vote separately on such matter.

The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to such Fund or as otherwise determined by the Trustees, and ownership of Fund Shares may be disclosed by such Fund if so required by law or regulation or as the Trustees may otherwise determine.

Under Massachusetts law applicable to Massachusetts business trusts, shareholders of a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of the Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Trust’s Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or Fund itself was unable to meet its obligations. The Trust believes the likelihood of the occurrence of these circumstances is remote.

The Trust’s Declaration also provides that a Trustee acting in his or her capacity of trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration further provides that a Trustee or officer is liable to the Trust or its shareholders only for his or her bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties, and shall not be liable for errors of judgment or mistakes of fact or law. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The Declaration provides that any Trustee who serves as chair of the Board or of a committee of the Board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

The Trust’s Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. Trustees are not considered to have a personal financial interest by virtue of being compensated for their services as Trustees.

If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys’ fees) incurred by the Fund in connection with the consideration of the demand, if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees.

The Declaration further provides that a Fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the Fund is obligated to pay on the basis of hourly rates shall be calculated using reasonable hourly rates. The Declaration also requires that actions by shareholders against the Fund be brought only in a certain federal court in Illinois, or if not permitted to be brought in federal court, then in an Illinois state court, and that the right to jury trial be waived to the full extent permitted by law.

The Trust does not have information concerning the beneficial ownership of Shares held by DTC Participants (as defined below).

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, Invesco Aim Distributors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Control Persons. As of the date of this SAI, the Adviser beneficially owned all of the voting securities of the Fund.

Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Book Entry.”

DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by New York Stock Exchange, Inc. (“NYSE”) and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Proxy Voting. The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the Adviser. The Adviser votes such proxies in accordance with its proxy policies and procedures, which are summarized in Appendix A to this SAI. The Board will periodically review each Fund’s proxy voting record.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for the Funds is available at no charge upon request by calling 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. The Trust also discloses a complete schedule of each Fund’s portfolio holdings with the SEC on Form N-CSR after its second and fourth fiscal quarters. Form N-Q for the Funds is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q, may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ Form N-Q and Form N-CSR are available without charge, upon request, by calling 630.933.9600 or 800.983.0903 or by writing to PowerShares Exchange-Traded Fund Trust II at 301 West Roosevelt Road, Wheaton, Illinois 60187.

Portfolio Holdings Policy. The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Board must approve all material amendments to this policy.

The Funds’ portfolio holdings are publicly disseminated each day the Funds are open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”). The Trust, the Adviser and BNYM will not disseminate non-public information concerning the Trust.

Codes of Ethics. Pursuant to Rule 17j-1 under the 1940 Act, the Board has adopted a Code of Ethics for the Trust and approved Codes of Ethics adopted by the Adviser and the Distributor (collectively, the “Codes”). The Codes are intended to ensure that the interests of shareholders and other clients are placed ahead of any personal interest, that no undue personal benefit is obtained from the person’s employment activities and that actual and potential conflicts of interest are avoided.

The Codes apply to the personal investing activities of Trustees and officers of the Trust, the Adviser and the Distributor (“Access Persons”). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by Access Persons. Under the Codes, Access Persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The Codes permit personnel subject to the Codes to invest in securities subject to certain limitations, including securities that may be purchased or held by the Fund. In addition, certain Access Persons are required to obtain approval before investing in initial public offerings or private placements. The Codes are on file with the SEC, and are available to the public.

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which NYSE is open for business. As of the date of this SAI, NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of an in-kind deposit of a designated portfolio of securities (the “Deposit Securities”) per each Creation Unit Aggregation constituting a substantial replication, or a representation, of the securities included in the relevant Underlying Index (the “Fund Securities”) and an amount of cash (the “Cash Component”) as described below. Together, the Deposit Securities and the Cash Component constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of a Fund.

The Cash Component is sometimes also referred to as the “Balancing Amount.” The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount”—an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the NSCC, will make available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds. The Deposit Cash and/or Deposit Securities and the Cash Component constitute the Fund Deposit, which represent the minimum initial and subsequent investment amount for a Creation Unit.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next announced composition of the Deposit Securities is made available.

If applicable, the identity and number of shares of the Deposit Securities required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected within the Fund from time to time by the Adviser, with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities of the Underlying Index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash—i.e., a “cash in lieu” amount—to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or which might not be eligible for trading by an AP (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC, and hence not eligible for transfer through the Clearing Process (discussed below), will be at the expense of the Funds and will affect the value of the Shares, but the Adviser, subject to the approval of the Board, may adjust the transaction fee within the parameters described above to protect ongoing shareholders.

The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of each Fund’s Underlying Index or resulting from certain corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “AP.” Investors should contact the Distributor for the names of APs that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

Except as described below, all orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of a Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, including orders requesting substitution of a “cash-in-lieu” amount, generally must be received by the Distributor no later than 3:00 p.m., Eastern time, on the trade date. With respect to in-kind creations, a custom order may be placed by an AP where cash replaces any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or other relevant reason. On days when a listing exchange or the bond markets close earlier than normal, the Funds may require orders to create Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier than normal (such as the day before a holiday), orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an AP by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an AP.

As appropriate, the Custodian shall cause the subcustodian for each Fund to maintain an account into which the AP shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the Fund Deposit (or the cash value of all or part of such of such securities, in the case of a permitted or required cash purchase or “cash-in-lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an AP on its behalf or another investor’s behalf by the closing time of the regular trading session on the Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

All orders from investors who are not APs to create Creation Unit Aggregations must be placed with an AP, as applicable, in the form required by such AP. In addition, the AP may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund must to be placed by the investor’s broker through an AP that has executed a Participant Agreement. In such cases, there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through the Federal Reserve System (for cash and government securities) and through a DTC Participant (for corporate and municipal securities) that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Units of the Fund does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of cash and/or securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, on the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The cash equal to the Cash Component must be transferred directly to the Distributor through the Federal Reserve wire system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following the Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by the deadlines described above, such order will be canceled. Upon written notice to the Distributor, such cancelled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the current NAV of the Funds. The delivery of Creation Units so created will occur no later than the third (3rd) Business Day following the day on which the creation order is deemed received by the Distributor.

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m., Eastern time, or federal funds in the appropriate amount are not received by 11:00 a.m., Eastern time, the next Business Day, then the order may be deemed to be canceled, and the AP shall be liable to the Funds for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked-to-market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the third Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. APs will be liable to the Trust and the Funds for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. See “Creation Transaction Fee” section below.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of a Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or the Adviser, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and the Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Distributor, DTC, NSCC, the Federal Reserve, the Custodian or subcustodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the AP acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee. Investors will be required to pay a fixed creation transaction fee, described below, payable to BNYM regardless of the number of creations made each day. An additional charge of up to four times the fixed transaction fee (expressed as a percentage of the value of the Deposit Securities) may be imposed for (i) creations effected outside the Clearing Process; and (ii) cash creations (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation transaction fee and the maximum creation transaction fee for each Fund are $[•] and $[•], respectively.

Redemption of Fund Shares in Creation Unit Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

With respect to a Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities—as announced on the Business Day of the request for redemption received in proper form—plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an AP by the redeeming shareholder.

With respect to those funds that invest in foreign securities, redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws, and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the Securities Act to a redeeming investor that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act. The AP may request the redeeming beneficial owner of the Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. The Redemption Transaction Fees for each Fund are the same as the Creation Transaction Fees set forth above.

The standard redemption transaction fee and the maximum redemption transaction fee for each Fund are $[•] and $[•], respectively.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of a Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by a Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for a Fund may be imposed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an AP to effect a redemption of a Creation Unit Aggregation may be charged an additional fee of up to four times the fixed transaction fee for such services.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations must be delivered through an AP that has executed a Participant Agreement. Investors other than APs are responsible for making arrangements for an order to redeem to be made through an AP. An order to redeem Creation Unit Aggregations is deemed received by the Trust on the Transmittal Date if: (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the relevant Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of a Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern time, for any Cash Component, if any owed to a Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. To the extent contemplated by an AP’s Participant Agreement, in the event the AP has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Transfer Agent, on behalf of the Fund, the Distributor will nonetheless accept the redemption request in reliance on the undertaking by the AP to deliver the missing Shares as soon as possible. Such undertaking shall be secured by the AP to deliver the missing shares as soon as possible. Such understanding shall be secured by the AP’s delivery and maintenance of collateral having a value (marked-to-market daily) at least equal to 115% of the value of the missing shares, which the Adviser may change from time to time. The current procedures for collateralization of missing Shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by the Custodian and marked-to-market daily, and that the fees of the Custodian and any relevant subcustodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the AP. The AP’s Participant Agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing Shares or acquire the Deposit Securities and the Cash Component underlying such Shares at any time and will subject the AP to liability for any shortfall between the cost to the Trust of purchasing such Shares, Deposit Securities or Cash Component and the value of the collateral. After the Trust and/or the Administrator has deemed an order for redemption outside the Clearing Process received, the Trust and/or the Administrator will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount, if any, owed to the redeeming Beneficial Owner to the AP on behalf of the redeeming Beneficial Owner by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust and/or the Administrator.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under “Determination of NAV” computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of a Fund are delivered to the

Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the relevant Fund are delivered through DTC to the Custodian by the DTC Cut-Off Time.

If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash-in-lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An AP or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The AP may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

On days when the relevant Exchange or the bond market closes earlier than normal, certain Funds may require orders to redeem Creation Unit Aggregations to be placed earlier in the day. For example, on days when the generally accepted close of the bond market occurs earlier then normal (such as the day before a holiday) orders requesting substitution of a “cash-in-lieu” amount must be received by the Distributor no later than 11:00 a.m., Eastern time.

TAXES

The Fund intends to qualify for and to elect to be treated as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net capital gains) and at least 90% of its net tax-exempt interest income, for each tax year, if any, to its shareholders and meet several other requirements relating to the nature of its income and the diversification of its assets. If the Fund fails to qualify for any taxable year as a regulated investment company, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits.

The Fund is treated as a separate corporation for federal income tax purposes. The Fund, therefore, is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the Prospectus. Losses in the fund do not offset gains in any other fund and the requirements (other than certain organizational requirements) for qualifying for RIC status are determined at the Fund level rather than the Trust level.

The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its net capital gains for twelve months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

As a result of tax requirements, the Trust on behalf of the Fund has the right to reject an order to purchase Shares if the purchaser (or group of purchasers) would, upon obtaining the Shares so ordered, own 80% or more of the outstanding Shares of the Fund and if, pursuant to Section 351 of the Internal Revenue Code, the Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

If at the end of each quarter of the taxable year of a RIC, 50% or more of the assets, by value, of the RIC are state, municipal and other bonds that pay interest that is exempt from federal income tax, the RIC may designate a portion of its dividends as exempt-interest dividends. Some of the Funds expect to be eligible to make such designations with respect to a substantial amount of the income they receive. The portion of the dividends that are designated as being exempt-interest dividends generally will be exempt from federal income tax and may be exempt from state and local taxation. Depending on a shareholder’s state of residence, exempt-interest dividends paid by the Funds from interest earned on municipal securities of that state, or its political subdivision, may be exempt in the hands of such shareholder from income tax in that state and its localities. However, income from municipal securities of states other than the shareholder’s state of residence generally will not qualify for this treatment.

The Fund may make investments that are subject to special federal income tax rules, such as investments in repurchase agreements, convertible securities, structured notes and in swaps, options and futures contracts and non-U.S. corporations classified as “passive foreign investment companies.” Those special tax rules can, among other things, affect the timing of income or gain, the treatment of income as capital or ordinary and the treatment of capital gain or loss as long-term or short-term. The application of these special rules would therefore also affect the character of distributions made by the Fund. The Fund may need to borrow money or dispose of some of its investments earlier than anticipated in order to meet their distribution requirements.

Distributions from the Fund’s net investment income, including any net short-term capital gains, if any, and distributions of income from securities lending, if any, are taxable as ordinary income. Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service will be taxable dividends to Shareholders acquiring such additional Shares to the same extent as if such dividends had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long term capital gains, regardless of how long Shareholders have held the Shares.

If a shareholder receives exempt-interest dividends with respect to any share of the Funds and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the IRS may require a shareholder in a Fund that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Funds that unexpectedly represents income derived from certain revenue or private activity bonds held by the Funds may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Funds may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Internal Revenue Code or (ii) subject to the federal “branch profits” tax, or the deferral “excess net passive income” tax.

If, for any calendar year, the total distributions made exceed the Fund’s current and accumulated earnings and profits, the excess will, for federal income tax purposes, be treated as a tax-free return of capital to each shareholder up to the amount of the shareholder’s basis in his or her shares, and thereafter as gain from the sale of shares. The amount treated as a tax free return of capital will reduce the shareholder’s adjusted basis in his or her shares, thereby increasing his or her potential gain or reducing his or her potential loss on the subsequent sale of his or her shares.

Long-term capital gains of non-corporate taxpayers generally are taxed at a maximum rate of 15% for taxable years beginning before January 1, 2011. In addition, for these tax years, some ordinary dividends declared and paid by the Fund to non-corporate shareholders may qualify for taxation at the lower reduced tax rates applicable to long-term capital gains, provided that holding period and other requirements are met by the Fund and the shareholder. Without future congressional action, the maximum rate of long-term capital gains will return to 20% for taxable years beginning on or after January 1, 2011, and all dividends will be taxed at ordinary income rates. The Fund will report to shareholders annually the amounts of dividends received from ordinary income, tax-exempt income, the amount of distributions received from capital gains and the portion of dividends, if any, which may qualify for the dividends received deduction. In addition, the Fund will report the amount of dividends, if any, to individual shareholders eligible for taxation at the lower reduced tax rates applicable to long term capital gains.

The sale, exchange or redemption of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if the Shares have been held for more than one year. Otherwise, the gain or loss on the taxable disposition of Shares will be treated as short-term capital gain or loss. A loss realized on a sale or exchange of Shares of the Fund may be disallowed if other substantially identical Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Shares are disposed of. In such a case, the basis of the Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders. Distribution of ordinary income and capital gains may also be subject to state and local taxes.

Any market discount recognized by the Fund on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by the Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions paid by the Fund to shareholders who are nonresident aliens or foreign entities (“Non-U.S. Shareholders”) that are derived from tax-exempt bonds, and that are properly designated as exempt-interest dividends, will generally not be subject to U.S. withholding tax. Distributions of ordinary income paid to Non- U.S. Shareholders that are not effectively connected to the conduct of a trade or business within the United States will generally be subject to a 30% U.S. withholding tax unless an exemption applies or a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. However, with respect to taxable years of the Fund beginning before January 1, 2010 (or later date if extended by Congress), the portion of ordinary distributions paid to Non-U.S. Shareholders that are properly designated by the Fund as “short-term capital gain dividends” or “interest-related dividends” (generally, interest, original issue discount and market discount on bonds of a U.S. Issuer) will generally not be subject to U.S. withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder.

Non-U.S. Shareholders will generally not be subject to U.S. withholding or income tax on gains realized on the sale of Shares or on capital gains dividends unless (i) such gain or capital gain dividend is effectively connected with the conduct of a trade or business within the United States, or (ii) in the case of an individual shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or capital gain dividend and certain other conditions are met.

Gains on the sale of shares and dividends that are effectively connected with the conduct of a trade or business within the United States will generally be subject to U.S. federal net income taxation at regular income tax rates. Non-U.S. Shareholders are urged to consult their own tax advisors concerning the applicability of U.S. income tax or withholding tax to their investment in the Fund.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisors as to the tax consequences of investing in such Shares, including under federal, state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

FEDERAL TAX TREATMENT OF FUTURES AND OPTIONS CONTRACTS

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. The Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans or securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund’s business of investing in securities (including net income derived from an interest in certain “qualified publicly traded partnerships”). It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities or derived with respect to the Fund’s business of investing in securities and therefore will be qualifying income for purposes of the 90% gross income requirement.

The Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments and shareholders are advised on the nature of the distributions.

DETERMINATION OF NAV

The following information should be read in conjunction with the section in the Prospectus entitled “Net Asset Value.”

The NAV per Share of each Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares of the Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management and administration fees, are accrued daily and taken into account for purposes of determining NAV, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV per Share is calculated by the Custodian and determined as of the close of the regular trading session on NYSE (ordinarily 4:00 p.m., Eastern time) on each day that such exchange is open.

NAV is calculated by deducting all of the Fund’s liabilities from the total value of its assets and dividing the result by the number of Shares outstanding, rounding to the nearest cent. All valuations are subject to review by the Trust’s Board or its delegate. In determining NAV, expenses are accrued and applied daily and securities and other assets for which market quotations are available are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer), or (iii) based on amortized cost. Common stocks and other equity securities are valued at the last sales price that day. With respect to those Funds that invest in foreign Securities, as the respective international local markets close, the market value of the Deposit Securities will continue to be updated for foreign exchange rates for the remainder of the U.S. trading day at the prescribed 15 second interval. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. The Adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. When price quotes are not readily available, securities will be valued at fair value. Investments that may be valued at fair value include, among others, an unlisted security related to corporate actions, a restricted security, a security whose trading has been suspended from trading on its primary trading exchange, a security that is thinly traded, a security in default or bankruptcy proceedings for which there is no current market quotation and a security affected by a significant event, which event includes acts of terrorism, natural disasters, government action, armed conflict and significant market fluctuations. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

In computing each Fund’s NAV, the Fund’s securities holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectuses entitled “Dividends, Distributions and Taxes.”

General Policies. Ordinarily, dividends from net investment income, if any, are declared and paid monthly.

Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the Funds as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of the Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book entry Dividend Reinvestment Service for use by Beneficial Owners of the Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables.

MISCELLANEOUS INFORMATION

Counsel. Dechert LLP, 1095 Avenue of the Americas, New York, New York 10036, is counsel to the Trust.

Independent Registered Public Accounting Firm. [•],[•], serves as the Funds’ independent registered public accounting firm. [•] audits the Funds’ financial statements and performs other related audit services.

APPENDIX A

INVESCO POWERSHARES CAPITAL MANAGEMENT LLC

PROXY VOTING POLICY - OVERVIEW

For those ETFs which Invesco PowerShares Capital Management LLC (“Invesco PowerShares” or the “Adviser”) has explicit or implicit authority to vote proxies, Invesco PowerShares:

1)             applies its proxy voting policies consistently;

2)             documents the reasons for voting; and

3)             maintains records of voting activities for clients and regulating authorities;

4)             monitors voting activity for potential conflicts of interest.

Proxy Voting

In order to facilitate this proxy voting process, Invesco PowerShares has retained Glass Lewis & Co., to assist the firm with in-depth proxy research and has retained Broadridge to vote execution and the recordkeeping necessary for tracking proxy voting for the appropriate client account. Invesco PowerShares votes according to Glass Lewis & Co voting recommendations to the extent that there is not a material conflict of interest. Glass Lewis & Co., specializes in providing a variety of fiduciary-level services related to proxy voting. Glass Lewis & Co Proxy Paper Policy Guidelines-An Overview of the Glass Lewis Approach to Proxy Advice 2008 Proxy Season is available upon request. To request a copy please call Invesco PowerShares at 800.983.0903.

Procedures for Addressing Material Conflicts of Interest

Example of potential conflicts of interest includes situations where the Adviser or an affiliate, or personnel of either entity:

1.             Has a material business relationship with a proponent of a proxy proposal and this business relationship may influence how the proxy vote is cast.

2.             Has a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships.

Where a proxy proposal raises a material conflict between the Adviser’s interests and a client’s interest, the Adviser will resolve such a conflict in the manner described below.

The Adviser shall periodically review the proxy voting record to assess the extent, if any, to which there may be a material conflict between the interests of the applicable client on the one hand and the Adviser and its affiliates, directors, officers, employees on the other hand (a potential conflict). The Adviser shall perform this assessment on a proposal-by-proposal basis, and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Adviser determines that a potential conflict may exist, it shall resolve any such conflict in a manner that is in the collective best interest of the applicable client and the Adviser’s other clients (excluding any client that may have a potential conflict).

Without limiting the generality of the foregoing, the Adviser may resolve a potential conflict in any of the following manners: (i) If the proposal that gives rise to a potential conflict is specifically addressed Glass Lewis’s proxy voting policies, or (ii) the Adviser may engage an independent third-party to determine how the proxy should be voted. The Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Adviser’s senior managers actually knew or reasonably should have know of the potential conflict.

A-1

Share blocking

The Adviser my choose not to vote proxies in certain situations or for certain accounts either where it deems the cost of doing so to be prohibitive or where the exercise of voting rights could restrict the ability of an account’s portfolio manager to freely trade the security in question. For example, in accordance with local law or business practices, many foreign companies prevent the sale of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, the Adviser must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. For companies in countries with share blocking periods, the disadvantage of being unable to sell the stock regardless of changing conditions generally outweighs the advantages of voting at the shareholder meeting for routine items. Accordingly the Adviser will not vote those proxies in the absence of an unusual significant vote.

Special Policy

With respect to PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio, the Adviser will vote proxies in accordance with Sections 12(d)(1)(E) and 12(d)(1)(F), which requires that the Adviser vote the shares in the portfolio of the PowerShares Financial Preferred Portfolio, PowerShares Global Listed Private Equity Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares CEF Income Composite Portfolio and PowerShares Lux Nanotech Portfolio in the same proportion as the vote of all other holders of such security.

A-2

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PART C. OTHER INFORMATION

Item 28. Exhibits.

(a)	Amended and Restated Declaration of Trust of the Registrant*****.

(b)	By-laws of the Registrant**.

(c)	Not applicable.

(d)

(1)	Form of Investment Advisory Agreement between the Registrant and Invesco PowerShares Capital Management LLC****.

(e)	Not applicable.

(f)	Not applicable.

(g)(i)	Form of Custody Agreement between Registrant and The Bank of New York**.

(g)(ii)	Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York**.

(h)

a.	Form of Fund Administration and Accounting Agreement between Registrant and The Bank of New York**.

b.	Form of Transfer Agency and Service Agreement between Registrant and The Bank of New York**.

c.	Form of Participant Agreement between Invesco Aim Distributors, Inc., The Bank of New York and the Participant**.

d.	Form of Sublicense Agreement between the Registrant and Invesco PowerShares Capital Management LLC**.

(i)

1.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

2.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Water Portfolio and PowerShares Global Clean Energy Portfolio**.

3.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

4.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio and PowerShares International Listed Private Equity Portfolio******.

5.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

6.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Emerging Markets Sovereign Debt Portfolio and PowerShares 1-30 Laddered Treasury Portfolio*******.

7.	Opinion and Consent of Clifford Chance US LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

8.	Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares High Yield Corporate Bond Portfolio and PowerShares Preferred Portfolio**********.

9.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

10.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares National Municipal Bond Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

11.

Opinion and Consent of Clifford Chance US LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

12.

Opinion and Consent of Bingham McCutchen, LLP with respect to PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio and PowerShares Insured California Municipal Bond Portfolio********.

13.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

14.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares VRDO Tax-Free Weekly Portfolio*********.

15.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

16.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares FTSE RAFI International Real Estate Portfolio***********.

17.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

18.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares DWA Developed Markets Technical Leaders Portfolio and the PowerShares DWA Emerging Market Technical Leaders Portfolio************.

19.	Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

20.	Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Global Nuclear Energy Portfolio****************.

21.

Opinion and Consent of Clifford Chance US LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

22.

Opinion and Consent of Bingham McCutchen, LLP with respect to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

23.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

24.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

25.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

26.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Wind Energy Portfolio ****************.

27.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

28.	Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares MENA Frontier Countries Portfolio*****************.

29.

Opinion and consent of Clifford Chance US LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

30.

Opinion and consent of Bingham McCutchen, LLP with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

31.	Opinion and consent of Clifford Chance US LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

32.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

33.

Consent of Dechert LLP with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

34.	Opinion and consent of Dechert LLP with respect to PowerShares Build America Bond Portfolio†††.

35.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Build America Bond Portfolio†††.

36.	Opinion and consent of Dechert LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

37.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares CEF Income Composite Portfolio†††††.

38.

Opinion and consent of Dechert LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

39.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

40.

Opinion and consent of Dechert LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio and PowerShares S&P SmallCap Utilities Portfolio†††††††.

41.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares S&P SmallCap Consumer Discretionary Portfolio, PowerShares S&P SmallCap Consumer Staples Portfolio, PowerShares S&P SmallCap Energy Portfolio, PowerShares S&P SmallCap Financials Portfolio, PowerShares S&P SmallCap Health Care Portfolio, PowerShares S&P SmallCap Industrials Portfolio, PowerShares S&P SmallCap Materials Portfolio, PowerShares S&P SmallCap Information Technology Portfolio and PowerShares S&P SmallCap Utilities Portfolio†††††††.

42.	Opinion and consent of Dechert LLP with respect to PowerShares International Corporate Bond Portfolio, to be filed by amendment.

43.	Opinion and consent of Bingham McCutchen LLP with respect to PowerShares International Corporate Bond Portfolio, to be filed by amendment.

44.

Opinion and consent of Dechert LLP with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

45.

Opinion and consent of Bingham McCutchen LLP with respect to PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

(j)

1.

Consent of Independent Registered Public Accounting Firm, with respect to the PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Developed Markets Infrastructure Portfolio, PowerShares Investment Grade Corporate Bond Portfolio, PowerShares Aggregate Bond Portfolio, PowerShares 1-20 Laddered Treasury Portfolio, PowerShares 1-10 Laddered Treasury Portfolio and PowerShares 1-5 Laddered Treasury Portfolio, to be filed by amendment.

2.

Consent of Independent Registered Public Accounting Firm with regard to the PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio and PowerShares Autonomic Balanced NFA Global Asset Portfolio*************.

3.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Water Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio**************.

4.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Nuclear Energy Portfolio****************.

5.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Ireland Portfolio and PowerShares Developed Markets Infrastructure Portfolio, to be filed by amendment.

6.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Wind Energy Portfolio ****************.

7.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares MENA Frontier Countries Portfolio*****************.

8.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio******************.

9.	Consent of Independent Registered Public Accounting Firm with respect to PowerShares Emerging Markets Infrastructure Portfolio†.

10.

Consent of Independent Registered Public Accounting Firm with regard to PowerShares 1-30 Laddered Treasury Portfolio, PowerShares Autonomic Balanced Growth NFA Global Asset Portfolio, PowerShares Autonomic Balanced NFA Global Asset Portfolio, PowerShares Autonomic Growth NFA Global Asset Portfolio, PowerShares DWA Developed Markets Technical Leaders Portfolio, PowerShares DWA Emerging Markets Technical Leaders Portfolio, PowerShares Dynamic Asia Pacific Portfolio, PowerShares Dynamic Developed International Opportunities Portfolio, PowerShares Dynamic Europe Portfolio, PowerShares Emerging Markets Infrastructure Portfolio, PowerShares Emerging Markets Sovereign Debt Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio, PowerShares FTSE RAFI Asia Pacific ex-Japan Small-Mid Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio, PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio, PowerShares FTSE RAFI Emerging Markets Portfolio, PowerShares FTSE RAFI Europe Portfolio, PowerShares FTSE RAFI Europe Small-Mid Portfolio, PowerShares FTSE RAFI International Real Estate Portfolio, PowerShares FTSE RAFI Japan Portfolio, PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Clean Energy Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Nuclear Energy Portfolio, PowerShares Global Progressive Transportation Portfolio, PowerShares Global Steel Portfolio, PowerShares Global Water Portfolio, PowerShares Global Wind Energy Portfolio, PowerShares High Yield Corporate Bond Portfolio, PowerShares Insured California Municipal Bond Portfolio, PowerShares Insured National Municipal Bond Portfolio, PowerShares Insured New York Municipal Bond Portfolio, PowerShares International Listed Private Equity Portfolio, PowerShares MENA Frontier Countries Portfolio, PowerShares Preferred Portfolio and PowerShares VRDO Tax-Free Weekly Portfolio††††††.

11.	Consent of Independent Registered Public Accounting Firm with respect PowerShares Build America Bond Portfolio†††.

12.

Consent of Independent Registered Public Accounting Firm with respect to PowerShares Financial Corporate Bond Portfolio, PowerShares Industrial Corporate Bond Portfolio, PowerShares Utilities Corporate Bond Portfolio and PowerShares Convertible Portfolio, to be filed by amendment.

(k)	Not applicable.

(l)	Not applicable.

(m)	Not applicable.

(n)	Not applicable.

(o)	Not applicable.

(p)

a.	Code of Ethics of the Registrant and Invesco PowerShares Capital Management LLC**.

b.	Code of Ethics of Invesco Aim Distributors, Inc.*.

(q)

1.	Powers of Attorney†††.

2.	Power of Attorney for H. Bruce Bond††††.

3.	Powers of Attorney for Todd J. Barre and Kevin M. Carome††††††.

*	Incorporated by reference to the Trust’s Registration Statement, filed on November 7, 2006.
**	Incorporated by reference to Pre-Effective Amendment No.1, filed on June 6, 2007.
***	Incorporated by reference to Post-Effective Amendment No.1, filed on June 13, 2007.
****	Incorporated by reference to Post-Effective Amendment No.2, filed on July 17, 2007
*****	Incorporated by reference to Post-Effective Amendment No.7, filed on September 20, 2007.
******	Incorporated by reference to Post-Effective Amendment No.10, filed on September 24, 2007.
*******	Incorporated by reference to Post-Effective Amendment No.12, filed on October 3, 2007.
********	Incorporated by reference to Post-Effective Amendment No.15, filed on October 3, 2007.
*********	Incorporated by reference to Post-Effective Amendment No. 20, filed on November 2, 2007.
**********	Incorporated by reference to Post-Effective Amendment No. 21, filed on November 2, 2007.
***********	Incorporated by reference to Post-Effective Amendment No. 25, filed on December 26, 2007.
************	Incorporated by reference to Post-Effective Amendment No. 26, filed on December 26, 2007.
**************	Incorporated by reference to Post-Effective Amendment No. 31, filed on January 22, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 36, filed on February 29, 2008.
***************	Incorporated by reference to Post-Effective Amendment No. 37, filed on March 24, 2008.
****************	Incorporated by reference to Post-Effective Amendment No. 56, filed on June 20, 2008.
*****************	Incorporated by reference to Post-Effective Amendment No. 55, filed on June 20, 2008.
******************	Incorporated by reference to Post-Effective Amendment No. 67, filed on August 21, 2008.
†	Incorporated by reference to Post-Effective Amendment No. 71, filed on September 17, 2008.

††	Incorporated by reference to Post-Effective Amendment No. 87, filed on February 27, 2009.

†††	Incorporated by reference to Post-Effective Amendment No. 119, filed on November 10, 2009.
††††	Incorporated by reference to Post-Effective Amendment No. 123, filed on December 28, 2009.

†††††	Incorporated by reference to Post-Effective Amendment No. 128, filed on January 22, 2010.
††††††	Incorporated by reference to Post-Effective Amendment No. 132, filed on February 26, 2010.
†††††††	Incorporated by reference to Post-Effective Amendment No. 136, filed on March 24, 2010.

Item 29.  Persons Controlled by or Under Common Control with the Fund.

PROVIDE A LIST OR DIAGRAM OF ALL PERSONS DIRECTLY OR INDIRECTLY CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.  FOR ANY PERSON CONTROLLED BY ANOTHER PERSON, DISCLOSE THE PERCENTAGE OF VOTING SECURITIES OWNED BY THE IMMEDIATELY CONTROLLING PERSON OR OTHER BASIS OF THAT PERSON’S CONTROL.  FOR EACH COMPANY, ALSO PROVIDE THE STATE OR OTHER SOVEREIGN POWER UNDER THE LAWS OF WHICH THE COMPANY IS ORGANIZED.

None.

Item 30.  Indemnification.

STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENT OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE REGISTRANT IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON OR UNDERWRITER FOR THEIR OWN PROTECTION.

Reference is made to Article IX of the Registrant’s Declaration of Trust:

The Registrant (also, the “Trust”) is organized as a Massachusetts business trust and is operated pursuant to a Declaration of Trust, dated October 10, 2006 and Amended and Restated as of September 17, 2007 (the “Declaration of Trust”), which that permits the Registrant to indemnify every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 30th day of March, 2010.

PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Title: Andrew Schlossberg, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Andrew Schlossberg	President	March 30, 2010
Andrew Schlossberg

/s/ Bruce T. Duncan	Chief Financial Officer, Treasurer and Secretary	March 30, 2010
Bruce T. Duncan

*/s/ H. Bruce Bond	Chairman and Trustee	March 30, 2010
H. Bruce Bond

*/s/ Kevin M. Carome	Trustee	March 30, 2010
Kevin M. Carome

*/s/ Ronn R. Bagge	Trustee	March 30, 2010
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	March 30, 2010
Todd J. Barre

*/s/ Marc M. Kole	Trustee	March 30, 2010
Marc M. Kole

*/s/ Philip M. Nussbaum	Trustee	March 30, 2010
Philip M. Nussbaum

*/s/ Donald H. Wilson	Trustee	March 30, 2010
Donald H. Wilson

*By: /s/ Stuart Strauss		March 30, 2010
Stuart M. Strauss Attorney-In-Fact